Vanguard® California Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (101.9%)
California (101.9%)
	Acalanes Union High School District GO	6.550%	8/1/2039	245	265
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2049	2,105	653
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2051	335	101
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2052	1,000	285
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	1,620	1,641
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	2,625	633
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	2,090	564
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/2037	0.000%	10/1/2051	50	29
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/2037	0.000%	10/1/2047	2,820	1,660
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/2037	0.000%	10/1/2048	2,050	1,197
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/2037	0.000%	10/1/2049	1,320	767
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/2037	0.000%	10/1/2050	1,900	1,098
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/2037	0.000%	10/1/2052	3,295	1,936
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	385	359
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	500	501
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	50	35
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	235	235
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	465	466
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/2036	265	239
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	1,245	1,246
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	255	255
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2037	60	59
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	3,075	3,078
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	350	350
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2043	1,665	1,068
	Alameda County CA Unified School District GO	5.000%	8/1/2051	750	786
	Alameda County CA Unified School District GO	5.000%	8/1/2055	1,865	1,943
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2026	10	10
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2027	600	619
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2028	455	482
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2029	445	481
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2030	25	27
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2031	145	162
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2032	215	243
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2033	300	343
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2034	485	546
	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	1,000	1,023
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	1,000	1,046
	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	2,000	2,135
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/2031	300	330
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2035	35	38
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	210	174
	Alameda County Oakland Unified School District GO	3.000%	8/1/2041	1,440	1,152
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	1,405	1,313
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2048	500	519
[1]	Alameda County Oakland Unified School District GO	5.250%	8/1/2048	565	589
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	940	984
[2]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/2047	1,270	980
[1]	Alvord Unified School District GO	0.000%	8/1/2036	275	183
[1]	Alvord Unified School District GO	0.000%	8/1/2043	295	140
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	615	631
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,000	1,079
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,085	1,161
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,225	1,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	870	888
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.250%	10/1/2050	510	526
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	300	311
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/2035	150	107
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2027	120	117
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2028	135	127
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2029	220	201
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	4,020	3,538
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2031	165	140
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	455	370
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2033	160	125
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2035	1,390	1,413
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	670	471
	Anaheim Union High School District GO	4.500%	8/1/2050	670	659
	Anaheim Union High School District GO	4.625%	8/1/2052	245	244
	Antelope Valley Community College District GO	0.000%	8/1/2045	2,765	1,165
	Antelope Valley Community College District GO	0.000%	8/1/2046	1,790	713
	Antelope Valley Community College District GO	4.000%	8/1/2046	1,000	1,007
	Antelope Valley Community College District GO	0.000%	8/1/2048	3,510	1,254
	Antelope Valley Community College District GO	0.000%	8/1/2049	2,500	849
	Antelope Valley Community College District GO	0.000%	2/1/2050	1,500	495
	Antelope Valley Community College District GO	3.000%	8/1/2050	1,030	741
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	2,330	2,364
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	1,805	1,833
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	585	594
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	500	508
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	460	479
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	605	630
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	40	42
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	25	26
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	75	76
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	1,550	1,651
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2030	1,065	1,073
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	760	825
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	200	217
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	635	639
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	1,175	1,297
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	20	22
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	250	276
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2032	240	231
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	2,055	2,066
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2032	30	34
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2033	710	713
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	400	453
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	55	62
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	10	11
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	825	827
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2034	125	143
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2034	285	325
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	4,095	4,101
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2035	500	573
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	915	840
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	75	84
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	250	284
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	570	654
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	595	591
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2037	380	437
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2037	55	62
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2037	690	784
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	1,070	1,046
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2038	1,010	1,161
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2039	25	29
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2039	660	732
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	150	160
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	1,145	1,292
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	755	817
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	255	276
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	1,040	1,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	500	543
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2042	3,075	2,892
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	820	872
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	815	914
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	375	406
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	25	27
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	730	774
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	500	560
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	115	124
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	500	539
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	350	370
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	240	257
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	510	546
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	690	770
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	1,500	1,582
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	150	160
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	5	5
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2046	660	702
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/2047	1,570	1,284
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	3,895	3,613
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2047	500	528
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2048	265	278
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2049	385	350
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	215	223
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	2,020	1,405
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2054	95	98
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	4,930	3,110
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2056	665	589
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	3,645	3,585
	Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	9,535	10,598
[5]	Bay Area Toll Authority Highway Revenue VRDO	2.250%	9/1/2026	9,645	9,645
[5]	Bay Area Toll Authority Highway Revenue VRDO	2.300%	9/1/2026	175	175
[5]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	9/1/2026	3,600	3,600
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	3,200	3,250
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	335	356
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	750	798
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/2029	40	43
	Berkeley CA GO	3.250%	9/1/2045	165	132
	Beverly Hills CA Unified School District GO	0.000%	8/1/2028	55	52
	Beverly Hills CA Unified School District GO	0.000%	8/1/2029	15	14
	Beverly Hills CA Unified School District GO	0.000%	8/1/2030	1,505	1,346
	Beverly Hills CA Unified School District GO	0.000%	8/1/2031	50	43
	Beverly Hills CA Unified School District GO	0.000%	8/1/2032	490	408
	Beverly Hills CA Unified School District GO	0.000%	8/1/2033	1,235	990
	Beverly Hills CA Unified School District GO	0.000%	8/1/2037	150	92
	Beverly Hills CA Unified School District GO	0.000%	8/1/2038	20	12
	Beverly Hills CA Unified School District GO	0.000%	8/1/2039	320	174
	Beverly Hills CA Unified School District GO	3.250%	8/1/2042	1,000	885
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	410	326
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/2048	1,125	1,153
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/2053	370	376
[1]	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	4.000%	7/1/2054	1,065	967
[1]	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	4.375%	7/1/2056	530	504
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2048	1,040	1,043
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2053	100	100
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	370	372
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	1,140	1,148
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	260	262
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	150	151
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	1,375	1,421
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	350	362
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	1,185	1,224
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	180	181
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	400	403
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	2,235	2,367
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	220	233
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	140	141
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	270	292
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	1,040	1,111
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	670	737

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Department of Water Resources Water Revenue	5.000%	12/1/2030	1,265	1,272
California Department of Water Resources Water Revenue	5.000%	12/1/2030	340	362
California Department of Water Resources Water Revenue	5.000%	12/1/2030	400	412
California Department of Water Resources Water Revenue	4.000%	12/1/2031	85	85
California Department of Water Resources Water Revenue	5.000%	12/1/2031	490	538
California Department of Water Resources Water Revenue	5.000%	12/1/2031	160	161
California Department of Water Resources Water Revenue	5.000%	12/1/2031	220	226
California Department of Water Resources Water Revenue	5.000%	12/1/2031	1,005	1,069
California Department of Water Resources Water Revenue	5.000%	12/1/2032	390	427
California Department of Water Resources Water Revenue	5.000%	12/1/2032	1,785	1,895
California Department of Water Resources Water Revenue	5.000%	12/1/2032	180	185
California Department of Water Resources Water Revenue	5.000%	12/1/2033	1,240	1,353
California Department of Water Resources Water Revenue	5.000%	12/1/2033	780	827
California Department of Water Resources Water Revenue	5.000%	12/1/2034	2,325	2,524
California Department of Water Resources Water Revenue	5.000%	12/1/2034	950	1,004
California Department of Water Resources Water Revenue	4.000%	12/1/2035	185	185
California Department of Water Resources Water Revenue	5.000%	12/1/2035	235	253
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2026	355	357
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2026	65	65
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2026	125	126
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2027	1,840	1,901
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2027	360	372
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	395	418
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	390	413
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	2,585	2,738
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2029	195	211
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2029	455	481
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2029	365	394
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	330	363
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	305	336
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	305	336
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	370	414
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	165	183
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	1,125	1,258
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	495	562
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	1,395	1,540
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	65	74
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	1,175	1,294
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	60	68
California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/2034	350	367
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2034	15	17
California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/2035	545	567
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2035	20	22
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2040	305	335
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2041	15	16
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2042	500	544
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2044	15	16
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2045	265	284
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2046	250	267
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2047	250	265
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2051	1,465	1,532
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2056	2,500	2,589
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2026	190	191
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2026	5	5
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2027	245	253
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	75	80
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	755	806
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2033	4,180	4,750
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	1,995	2,299
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	100	100
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	4,305	4,872
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	1,300	1,469
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	1,035	1,027
California Educational Facilities Authority College & University Revenue	5.000%	12/1/2044	250	247
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	4,970	5,600
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	2,535	2,834
California Educational Facilities Authority College & University Revenue	4.000%	4/1/2047	505	460
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2047	825	800
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2048	465	448
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	6,225	6,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	3,870	2,462
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	2,365	2,582
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2053	705	668
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	7,335	7,622
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2055	55	54
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	2,315	2,572
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	3,660	4,186
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	1,240	1,302
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	1,090	1,103
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	1,955	2,034
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	1,805	1,909
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	150	152
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/2054	160	142
	California GO	4.000%	9/1/2026	50	50
	California GO	4.000%	9/1/2026	1,065	1,065
	California GO	5.000%	9/1/2026	150	150
	California GO	5.000%	9/1/2026	60	60
	California GO	5.000%	9/1/2026	105	105
	California GO	5.000%	9/1/2026	330	330
	California GO	5.000%	9/1/2026	160	160
	California GO	5.000%	9/1/2026	230	230
	California GO	5.000%	9/1/2026	265	265
	California GO	4.000%	10/1/2026	65	65
	California GO	5.000%	10/1/2026	650	651
	California GO	5.000%	10/1/2026	600	601
	California GO	5.000%	10/1/2026	85	85
	California GO	5.000%	10/1/2026	60	60
	California GO	4.000%	11/1/2026	430	431
	California GO	5.000%	11/1/2026	1,755	1,762
	California GO	5.000%	11/1/2026	230	231
	California GO	5.000%	11/1/2026	45	45
	California GO	5.000%	11/1/2026	290	291
	California GO	5.000%	12/1/2026	2,070	2,083
[6]	California GO	5.000%	2/1/2027	200	202
	California GO	3.000%	3/1/2027	275	276
	California GO	4.000%	3/1/2027	850	856
	California GO	5.000%	3/1/2027	1,115	1,129
	California GO	5.000%	4/1/2027	760	771
	California GO	5.000%	4/1/2027	595	604
	California GO	5.000%	4/1/2027	40	41
	California GO	3.500%	8/1/2027	2,290	2,310
	California GO	5.000%	8/1/2027	1,310	1,315
	California GO	5.000%	8/1/2027	1,605	1,611
	California GO	5.000%	8/1/2027	630	644
	California GO	5.000%	8/1/2027	1,280	1,309
	California GO	5.000%	8/1/2027	760	777
	California GO	5.000%	8/1/2027	80	82
	California GO	5.000%	8/1/2027	820	838
	California GO	5.000%	8/1/2027	210	215
	California GO	4.000%	9/1/2027	1,165	1,182
	California GO	4.000%	9/1/2027	185	188
	California GO	5.000%	9/1/2027	50	50
	California GO	5.000%	9/1/2027	115	115
	California GO	5.000%	9/1/2027	765	784
	California GO	5.000%	9/1/2027	1,475	1,511
	California GO	5.000%	9/1/2027	25	26
	California GO	5.000%	9/1/2027	635	651
	California GO	5.000%	9/1/2027	260	266
	California GO	4.000%	10/1/2027	1,900	1,930
	California GO	5.000%	10/1/2027	1,475	1,514
	California GO	5.000%	10/1/2027	2,240	2,299
	California GO	5.000%	10/1/2027	110	113
	California GO	5.000%	10/1/2027	1,385	1,422
	California GO	5.000%	10/1/2027	2,035	2,089
	California GO	5.000%	10/1/2027	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/2027	745	766
	California GO	5.000%	11/1/2027	580	596
	California GO	5.000%	11/1/2027	435	447
	California GO	5.000%	11/1/2027	1,250	1,286
	California GO	5.000%	11/1/2027	780	802
	California GO	5.000%	11/1/2027	1,175	1,208
	California GO	5.000%	11/1/2027	505	519
	California GO	5.000%	11/1/2027	700	720
	California GO	5.000%	12/1/2027	3,210	3,308
	California GO	3.000%	3/1/2028	55	55
	California GO	4.000%	3/1/2028	965	985
	California GO	5.000%	3/1/2028	2,360	2,445
	California GO	5.000%	3/1/2028	3,000	3,107
	California GO	5.000%	4/1/2028	1,425	1,479
	California GO	5.000%	4/1/2028	710	737
	California GO	5.000%	4/1/2028	10	10
	California GO	5.000%	8/1/2028	230	230
	California GO	5.000%	8/1/2028	250	250
	California GO	5.000%	8/1/2028	2,065	2,113
	California GO	5.000%	8/1/2028	625	640
	California GO	5.000%	8/1/2028	1,065	1,113
	California GO	5.000%	8/1/2028	1,130	1,181
	California GO	5.000%	8/1/2028	1,835	1,918
	California GO	5.000%	8/1/2028	75	78
[7]	California GO	5.000%	8/1/2028	3,000	3,135
	California GO	4.000%	9/1/2028	10	10
	California GO	4.000%	9/1/2028	1,745	1,793
	California GO	4.000%	9/1/2028	2,030	2,086
	California GO	5.000%	9/1/2028	2,275	2,279
	California GO	5.000%	9/1/2028	640	670
	California GO	5.000%	9/1/2028	45	45
	California GO	5.000%	9/1/2028	470	492
	California GO	5.000%	9/1/2028	125	131
	California GO	5.000%	9/1/2028	115	120
	California GO	5.000%	9/1/2028	275	275
	California GO	5.000%	9/1/2028	415	435
	California GO	3.000%	10/1/2028	315	315
	California GO	3.250%	10/1/2028	120	120
	California GO	5.000%	10/1/2028	1,845	1,934
	California GO	5.000%	10/1/2028	575	603
	California GO	5.000%	10/1/2028	670	702
	California GO	5.000%	10/1/2028	1,045	1,095
	California GO	5.000%	10/1/2028	945	990
	California GO	5.000%	10/1/2028	1,085	1,137
	California GO	5.000%	11/1/2028	1,800	1,853
	California GO	5.000%	11/1/2028	630	661
	California GO	5.000%	11/1/2028	1,010	1,060
	California GO	5.000%	11/1/2028	445	467
	California GO	5.000%	11/1/2028	100	105
	California GO	5.000%	12/1/2028	1,850	1,945
	California GO	3.000%	3/1/2029	350	350
	California GO	3.000%	3/1/2029	630	630
	California GO	4.000%	3/1/2029	35	36
	California GO	5.000%	3/1/2029	510	539
	California GO	5.000%	3/1/2029	3,410	3,602
	California GO	5.000%	4/1/2029	5,335	5,643
	California GO	5.000%	4/1/2029	915	968
	California GO	5.000%	4/1/2029	505	534
	California GO	3.000%	8/1/2029	55	55
	California GO	5.000%	8/1/2029	400	401
	California GO	5.000%	8/1/2029	1,645	1,682
	California GO	5.000%	8/1/2029	30	30
	California GO	5.000%	8/1/2029	1,140	1,189
	California GO	5.000%	8/1/2029	395	404
	California GO	5.000%	8/1/2029	290	297
	California GO	5.000%	8/1/2029	1,700	1,808
	California GO	5.000%	8/1/2029	50	53
	California GO	5.000%	8/1/2029	65	69
	California GO	5.000%	8/1/2029	150	160
	California GO	3.000%	9/1/2029	355	354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	9/1/2029	645	668
	California GO	5.000%	9/1/2029	630	631
	California GO	5.000%	9/1/2029	1,805	1,808
	California GO	5.000%	9/1/2029	1,530	1,630
	California GO	5.000%	9/1/2029	1,125	1,198
	California GO	5.000%	9/1/2029	540	575
	California GO	5.000%	9/1/2029	1,020	1,087
	California GO	5.000%	10/1/2029	2,640	2,816
	California GO	5.000%	10/1/2029	2,005	2,097
	California GO	5.000%	10/1/2029	165	176
	California GO	5.000%	10/1/2029	2,460	2,624
	California GO	5.000%	10/1/2029	1,315	1,403
	California GO	5.000%	10/1/2029	960	1,024
	California GO	5.000%	10/1/2029	2,530	2,699
	California GO	4.000%	11/1/2029	695	721
	California GO	5.000%	11/1/2029	1,550	1,655
	California GO	5.000%	11/1/2029	225	240
	California GO	5.000%	11/1/2029	1,015	1,044
	California GO	5.000%	11/1/2029	1,355	1,447
	California GO	5.000%	11/1/2029	860	919
	California GO	5.000%	12/1/2029	755	807
	California GO	5.000%	3/1/2030	1,685	1,809
	California GO	5.000%	3/1/2030	135	145
	California GO	5.000%	3/1/2030	200	215
	California GO	5.000%	4/1/2030	940	991
	California GO	5.000%	4/1/2030	150	161
	California GO	5.000%	4/1/2030	1,145	1,231
	California GO	5.000%	4/1/2030	795	838
	California GO	5.000%	8/1/2030	1,285	1,287
	California GO	5.000%	8/1/2030	2,450	2,504
	California GO	5.000%	8/1/2030	2,550	2,656
	California GO	5.000%	8/1/2030	545	546
	California GO	5.000%	8/1/2030	390	421
	California GO	5.000%	8/1/2030	260	281
	California GO	5.000%	8/1/2030	175	179
	California GO	5.000%	8/1/2030	685	740
[7]	California GO	5.000%	8/1/2030	2,000	2,160
	California GO	5.000%	9/1/2030	280	280
	California GO	5.000%	9/1/2030	30	30
	California GO	5.000%	9/1/2030	435	470
	California GO	5.000%	9/1/2030	540	584
	California GO	5.000%	9/1/2030	1,320	1,427
	California GO	5.000%	9/1/2030	25	27
	California GO	5.000%	9/1/2030	715	773
	California GO	5.000%	9/1/2030	1,555	1,681
	California GO	5.000%	9/1/2030	60	65
	California GO	5.000%	10/1/2030	1,815	1,930
	California GO	5.000%	10/1/2030	540	564
	California GO	5.000%	10/1/2030	490	530
	California GO	5.000%	10/1/2030	120	130
	California GO	5.000%	10/1/2030	555	601
	California GO	4.000%	11/1/2030	110	115
	California GO	5.000%	11/1/2030	1,095	1,125
	California GO	5.000%	11/1/2030	5,000	5,419
	California GO	5.000%	11/1/2030	860	932
	California GO	5.000%	12/1/2030	855	928
	California GO	5.000%	3/1/2031	970	1,038
	California GO	5.000%	3/1/2031	140	152
	California GO	5.000%	3/1/2031	860	936
	California GO	5.000%	4/1/2031	1,200	1,308
	California GO	5.000%	4/1/2031	510	556
	California GO	5.000%	4/1/2031	1,705	1,797
	California GO	5.000%	4/1/2031	1,925	2,029
	California GO	3.250%	8/1/2031	735	745
[7]	California GO	4.000%	8/1/2031	7,000	7,333
	California GO	5.000%	8/1/2031	300	300
	California GO	5.000%	8/1/2031	620	679
	California GO	5.000%	8/1/2031	860	941
	California GO	5.000%	8/1/2031	3,610	3,951
	California GO	5.000%	8/1/2031	3,625	3,703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/2031	2,820	3,087
[7]	California GO	5.000%	8/1/2031	4,000	4,378
	California GO	4.000%	9/1/2031	250	250
	California GO	4.000%	9/1/2031	125	125
	California GO	5.000%	9/1/2031	185	185
	California GO	5.000%	9/1/2031	370	371
	California GO	5.000%	9/1/2031	1,375	1,507
	California GO	5.000%	9/1/2031	1,195	1,309
	California GO	5.000%	9/1/2031	1,360	1,490
	California GO	5.000%	9/1/2031	895	981
	California GO	5.000%	9/1/2031	280	307
	California GO	5.000%	9/1/2031	300	329
	California GO	5.000%	9/1/2031	1,460	1,600
	California GO	5.000%	10/1/2031	3,970	4,218
	California GO	5.000%	10/1/2031	360	395
	California GO	5.000%	10/1/2031	320	351
	California GO	5.000%	10/1/2031	1,025	1,124
	California GO	4.000%	11/1/2031	40	40
	California GO	5.000%	11/1/2031	115	118
	California GO	5.000%	11/1/2031	30	31
	California GO	5.000%	11/1/2031	1,825	1,971
	California GO	5.000%	11/1/2031	45	49
	California GO	5.000%	11/1/2031	1,925	2,012
	California GO	5.000%	11/1/2031	695	763
	California GO	5.000%	11/1/2031	3,495	3,774
	California GO	5.000%	12/1/2031	450	495
	California GO	5.000%	3/1/2032	1,475	1,574
	California GO	5.000%	3/1/2032	55	59
	California GO	5.000%	3/1/2032	340	363
	California GO	5.000%	3/1/2032	465	513
	California GO	5.000%	4/1/2032	320	337
	California GO	5.000%	4/1/2032	1,825	2,015
	California GO	5.000%	4/1/2032	1,160	1,281
	California GO	5.000%	4/1/2032	375	395
	California GO	5.000%	8/1/2032	245	250
	California GO	5.000%	8/1/2032	1,545	1,712
	California GO	5.000%	8/1/2032	2,180	2,415
[7]	California GO	5.000%	8/1/2032	1,000	1,108
[1]	California GO	5.250%	8/1/2032	6,225	6,896
	California GO	2.500%	9/1/2032	270	252
	California GO	3.000%	9/1/2032	550	538
	California GO	3.500%	9/1/2032	5	5
	California GO	4.000%	9/1/2032	145	145
	California GO	4.000%	9/1/2032	285	285
	California GO	4.000%	9/1/2032	200	200
	California GO	4.000%	9/1/2032	225	225
	California GO	5.000%	9/1/2032	415	416
	California GO	5.000%	9/1/2032	1,580	1,582
	California GO	5.000%	9/1/2032	1,270	1,387
	California GO	5.000%	9/1/2032	575	638
	California GO	5.000%	9/1/2032	270	299
	California GO	5.000%	9/1/2032	1,155	1,281
	California GO	5.000%	9/1/2032	1,365	1,514
	California GO	5.000%	9/1/2032	665	737
	California GO	5.000%	9/1/2032	410	455
	California GO	5.000%	10/1/2032	310	329
	California GO	5.000%	10/1/2032	1,305	1,415
	California GO	5.000%	10/1/2032	120	131
	California GO	5.000%	10/1/2032	695	771
	California GO	5.000%	10/1/2032	1,730	1,920
	California GO	4.000%	11/1/2032	60	61
	California GO	4.000%	11/1/2032	5	5
	California GO	5.000%	11/1/2032	370	386
	California GO	5.000%	11/1/2032	425	458
	California GO	5.000%	11/1/2032	2,845	3,161
	California GO	5.000%	11/1/2032	600	646
	California GO	5.000%	11/1/2032	150	162
	California GO	5.000%	3/1/2033	410	436
	California GO	5.000%	3/1/2033	170	181
	California GO	5.000%	3/1/2033	15	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	3/1/2033	1,730	1,925
	California GO	5.000%	4/1/2033	1,185	1,247
	California GO	5.000%	4/1/2033	1,830	2,009
	California GO	5.000%	4/1/2033	510	568
	California GO	5.000%	4/1/2033	115	121
	California GO	4.000%	8/1/2033	25	25
	California GO	5.000%	8/1/2033	200	204
	California GO	5.000%	8/1/2033	970	1,084
	California GO	5.000%	8/1/2033	2,735	3,056
	California GO	5.000%	8/1/2033	1,105	1,235
	California GO	5.000%	8/1/2033	1,555	1,738
	California GO	5.000%	8/1/2033	2,630	2,939
	California GO	5.000%	8/1/2033	5	5
	California GO	5.000%	8/1/2033	130	130
[7]	California GO	5.000%	8/1/2033	1,000	1,117
	California GO	3.000%	9/1/2033	655	636
	California GO	4.000%	9/1/2033	260	260
	California GO	4.000%	9/1/2033	520	520
	California GO	4.000%	9/1/2033	380	380
	California GO	4.000%	9/1/2033	225	237
	California GO	5.000%	9/1/2033	170	170
	California GO	5.000%	9/1/2033	565	623
	California GO	5.000%	9/1/2033	1,650	1,845
	California GO	5.000%	9/1/2033	1,265	1,415
	California GO	5.000%	9/1/2033	560	626
	California GO	5.000%	9/1/2033	905	1,012
	California GO	5.000%	9/1/2033	895	1,001
	California GO	3.000%	10/1/2033	1,275	1,241
	California GO	4.000%	10/1/2033	1,860	1,925
	California GO	5.000%	10/1/2033	485	539
	California GO	5.000%	10/1/2033	25	28
	California GO	4.000%	11/1/2033	75	76
	California GO	5.000%	3/1/2034	315	334
	California GO	5.000%	3/1/2034	270	286
	California GO	4.000%	8/1/2034	1,455	1,523
[7]	California GO	4.000%	8/1/2034	5,500	5,758
	California GO	5.000%	8/1/2034	455	510
	California GO	5.000%	8/1/2034	1,585	1,778
	California GO	4.000%	9/1/2034	140	140
	California GO	4.000%	9/1/2034	615	615
	California GO	4.000%	9/1/2034	90	90
	California GO	4.000%	9/1/2034	790	827
	California GO	5.000%	9/1/2034	270	270
	California GO	5.000%	9/1/2034	50	50
	California GO	5.000%	9/1/2034	165	181
	California GO	5.000%	9/1/2034	330	366
	California GO	5.000%	9/1/2034	2,850	3,199
	California GO	5.000%	9/1/2034	1,515	1,700
	California GO	5.000%	9/1/2034	1,525	1,712
	California GO	5.000%	9/1/2034	5	5
	California GO	3.000%	10/1/2034	1,680	1,610
	California GO	4.000%	10/1/2034	1,885	1,912
	California GO	4.000%	10/1/2034	530	545
	California GO	5.000%	10/1/2034	1,505	1,659
	California GO	5.000%	10/1/2034	25	28
	California GO	3.000%	11/1/2034	510	490
	California GO	4.000%	11/1/2034	325	326
	California GO	4.000%	11/1/2034	1,340	1,373
	California GO	5.000%	11/1/2034	25	27
	California GO	5.000%	11/1/2034	45	47
	California GO	5.000%	12/1/2034	150	160
	California GO	5.000%	3/1/2035	390	413
	California GO	5.000%	3/1/2035	3,095	3,274
	California GO	5.000%	3/1/2035	2,585	2,914
	California GO	3.125%	4/1/2035	25	24
	California GO	5.000%	4/1/2035	870	912
	California GO	5.000%	4/1/2035	465	506
	California GO	5.000%	4/1/2035	1,275	1,324
	California GO	3.500%	8/1/2035	715	705
	California GO	5.000%	8/1/2035	1,040	1,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/2035	265	296
	California GO	5.000%	8/1/2035	1,260	1,422
	California GO	5.000%	8/1/2035	5	5
[7]	California GO	5.000%	8/1/2035	6,500	7,336
	California GO	3.000%	9/1/2035	150	139
	California GO	4.000%	9/1/2035	145	145
	California GO	4.000%	9/1/2035	1,015	1,015
	California GO	4.000%	9/1/2035	75	75
	California GO	5.000%	9/1/2035	1,480	1,482
	California GO	5.000%	9/1/2035	130	130
	California GO	5.000%	9/1/2035	355	387
	California GO	5.000%	9/1/2035	700	763
	California GO	5.000%	9/1/2035	90	99
	California GO	5.000%	9/1/2035	900	999
	California GO	5.000%	9/1/2035	1,455	1,615
	California GO	3.000%	10/1/2035	505	476
	California GO	4.000%	10/1/2035	575	588
	California GO	5.000%	10/1/2035	3,000	3,292
	California GO	5.000%	10/1/2035	2,010	2,269
	California GO	5.000%	10/1/2035	5	5
	California GO	4.000%	11/1/2035	230	231
	California GO	4.000%	11/1/2035	1,120	1,142
	California GO	5.000%	11/1/2035	50	51
	California GO	5.000%	11/1/2035	25	27
	California GO	5.000%	11/1/2035	2,220	2,479
	California GO	5.000%	12/1/2035	1,260	1,343
	California GO	4.000%	3/1/2036	5,390	5,473
	California GO	5.000%	3/1/2036	555	586
	California GO	5.000%	3/1/2036	140	157
	California GO	5.000%	4/1/2036	2,130	2,230
	California GO	4.000%	8/1/2036	65	67
	California GO	4.000%	8/1/2036	5	5
	California GO	5.000%	8/1/2036	620	641
	California GO	5.000%	8/1/2036	255	259
	California GO	5.000%	8/1/2036	1,030	1,143
	California GO	5.000%	8/1/2036	1,035	1,161
	California GO	3.000%	9/1/2036	20	18
	California GO	4.000%	9/1/2036	725	725
	California GO	4.000%	9/1/2036	740	740
	California GO	5.000%	9/1/2036	745	746
	California GO	5.000%	9/1/2036	1,035	1,126
	California GO	5.000%	9/1/2036	110	120
	California GO	5.000%	9/1/2036	260	260
	California GO	5.000%	9/1/2036	1,950	2,141
	California GO	5.000%	9/1/2036	880	972
	California GO	5.000%	9/1/2036	865	955
	California GO	3.000%	10/1/2036	965	888
	California GO	4.000%	10/1/2036	515	518
	California GO	4.000%	10/1/2036	885	900
	California GO	5.000%	10/1/2036	2,090	2,282
	California GO	4.000%	11/1/2036	30	30
	California GO	4.000%	11/1/2036	1,955	1,984
	California GO	5.000%	11/1/2036	1,595	1,654
	California GO	5.000%	11/1/2036	95	101
	California GO	5.000%	11/1/2036	1,180	1,310
	California GO	5.000%	12/1/2036	550	585
	California GO	4.000%	3/1/2037	1,355	1,370
	California GO	5.000%	3/1/2037	2,620	2,911
	California GO	5.000%	4/1/2037	20	21
	California GO	5.000%	4/1/2037	205	221
	California GO	4.000%	8/1/2037	135	135
	California GO	4.000%	8/1/2037	60	60
	California GO	5.000%	8/1/2037	1,180	1,217
	California GO	5.000%	8/1/2037	2,130	2,344
	California GO	5.000%	8/1/2037	10	11
[7]	California GO	5.000%	8/1/2037	1,215	1,363
[7]	California GO	5.000%	8/1/2037	1,710	1,936
	California GO	4.000%	9/1/2037	530	530
	California GO	4.000%	9/1/2037	670	682
	California GO	5.000%	9/1/2037	65	65

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/2037	2,128	2,319
	California GO	5.000%	9/1/2037	2,125	2,327
	California GO	3.000%	10/1/2037	1,375	1,232
	California GO	4.000%	10/1/2037	275	275
	California GO	4.000%	10/1/2037	975	986
	California GO	5.000%	10/1/2037	1,000	1,075
	California GO	5.000%	10/1/2037	15	17
	California GO	4.000%	11/1/2037	435	439
	California GO	4.000%	11/1/2037	195	195
	California GO	5.000%	11/1/2037	60	62
	California GO	5.000%	11/1/2037	75	76
	California GO	5.000%	11/1/2037	4,630	5,016
	California GO	5.000%	11/1/2037	460	506
	California GO	4.000%	3/1/2038	1,275	1,283
	California GO	5.000%	3/1/2038	1,640	1,797
	California GO	5.000%	4/1/2038	1,735	1,810
	California GO	4.000%	8/1/2038	565	556
	California GO	5.000%	8/1/2038	90	90
[7]	California GO	5.000%	8/1/2038	710	784
	California GO	5.000%	9/1/2038	2,665	2,881
	California GO	5.000%	10/1/2038	10	11
	California GO	4.000%	11/1/2038	750	753
	California GO	5.000%	8/1/2039	895	965
	California GO	5.000%	8/1/2039	1,155	1,255
	California GO	5.000%	9/1/2039	1,795	1,922
	California GO	5.000%	9/1/2039	1,920	2,062
	California GO	5.000%	9/1/2039	1,035	1,112
	California GO	4.000%	10/1/2039	2,590	2,550
	California GO	4.000%	10/1/2039	30	30
	California GO	5.000%	10/1/2039	1,970	2,113
	California GO	5.000%	10/1/2039	1,400	1,498
	California GO	5.000%	10/1/2039	580	632
	California GO	4.000%	11/1/2039	370	367
	California GO	5.000%	11/1/2039	70	72
	California GO	5.000%	11/1/2039	1,000	1,078
	California GO	4.000%	3/1/2040	1,695	1,667
	California GO	5.000%	10/1/2040	1,885	2,040
	California GO	3.000%	11/1/2040	185	157
	California GO	5.000%	8/1/2041	530	569
	California GO	5.000%	9/1/2041	4,190	4,450
	California GO	5.000%	9/1/2041	205	218
	California GO	4.000%	10/1/2041	2,265	2,226
	California GO	4.000%	10/1/2041	690	674
	California GO	5.000%	10/1/2041	1,215	1,285
	California GO	3.000%	11/1/2041	455	379
	California GO	5.000%	11/1/2041	1,000	1,069
	California GO	5.000%	3/1/2042	1,410	1,505
	California GO	4.000%	4/1/2042	560	544
	California GO	5.000%	4/1/2042	1,375	1,395
	California GO	5.000%	4/1/2042	565	596
	California GO	5.000%	8/1/2042	1,235	1,322
	California GO	4.000%	9/1/2042	1,165	1,131
	California GO	5.000%	9/1/2042	1,035	1,095
	California GO	4.000%	10/1/2042	720	699
	California GO	5.000%	10/1/2042	855	884
	California GO	5.000%	10/1/2042	2,535	2,691
	California GO	5.000%	10/1/2042	1,175	1,263
	California GO	5.000%	11/1/2042	4,285	4,541
	California GO	4.000%	2/1/2043	330	318
	California GO	5.000%	3/1/2043	1,145	1,216
	California GO	4.000%	4/1/2043	550	530
	California GO	5.000%	8/1/2043	2,010	2,140
	California GO	4.000%	9/1/2043	5,005	4,844
	California GO	4.000%	9/1/2043	175	169
	California GO	5.000%	9/1/2043	4,685	4,972
	California GO	5.000%	9/1/2043	1,230	1,299
	California GO	5.000%	9/1/2043	1,035	1,093
	California GO	5.000%	10/1/2043	1,520	1,624
	California GO	2.250%	11/1/2043	110	78
	California GO	5.000%	11/1/2043	1,165	1,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	2.375%	12/1/2043	360	258
	California GO	3.000%	12/1/2043	25	20
	California GO	5.000%	12/1/2043	910	954
	California GO	5.000%	3/1/2044	2,380	2,520
	California GO	4.000%	8/1/2044	250	241
	California GO	5.000%	8/1/2044	530	559
	California GO	5.000%	8/1/2044	1,675	1,777
	California GO	5.250%	8/1/2044	2,485	2,668
	California GO	5.000%	9/1/2044	1,175	1,237
	California GO	5.000%	9/1/2044	915	963
	California GO	4.000%	10/1/2044	1,315	1,262
	California GO	4.000%	10/1/2044	315	302
	California GO	5.000%	10/1/2044	2,535	2,699
	California GO	4.000%	11/1/2044	1,020	979
	California GO	4.000%	3/1/2045	225	216
	California GO	4.125%	3/1/2045	1,000	976
	California GO	5.000%	3/1/2045	250	264
	California GO	3.250%	4/1/2045	895	734
	California GO	5.000%	4/1/2045	1,180	1,217
	California GO	4.000%	8/1/2045	560	537
	California GO	5.000%	8/1/2045	2,190	2,317
	California GO	4.000%	9/1/2045	515	494
	California GO	5.000%	9/1/2045	940	942
	California GO	5.000%	10/1/2045	1,075	1,133
	California GO	5.000%	10/1/2045	1,535	1,629
	California GO	5.250%	10/1/2045	2,070	2,214
	California GO	4.000%	11/1/2045	715	686
	California GO	3.250%	12/1/2045	275	230
	California GO	3.000%	3/1/2046	1,400	1,085
	California GO	4.000%	3/1/2046	60	57
	California GO	4.000%	8/1/2046	605	571
	California GO	5.000%	8/1/2046	5,425	5,429
[7]	California GO	5.000%	8/1/2046	2,000	2,119
	California GO	3.000%	9/1/2046	1,470	1,137
	California GO	4.000%	9/1/2046	280	266
	California GO	5.000%	9/1/2046	2,595	2,599
	California GO	2.375%	10/1/2046	815	553
	California GO	5.000%	10/1/2046	1,360	1,438
	California GO	5.000%	11/1/2046	1,500	1,576
	California GO	3.000%	12/1/2046	1,225	944
	California GO	5.000%	4/1/2047	1,635	1,703
	California GO	4.000%	9/1/2047	255	243
	California GO	5.250%	9/1/2047	2,855	3,022
	California GO	3.625%	10/1/2047	525	455
	California GO	5.000%	10/1/2047	3,000	3,162
	California GO	4.000%	11/1/2047	825	775
	California GO	5.000%	11/1/2047	215	218
	California GO	5.000%	9/1/2048	1,955	2,035
	California GO	5.000%	10/1/2048	365	373
	California GO	5.000%	10/1/2048	1,165	1,224
	California GO	4.125%	3/1/2049	1,035	997
	California GO	5.000%	3/1/2049	2,580	2,689
	California GO	4.000%	4/1/2049	2,420	2,289
	California GO	4.000%	4/1/2049	15	14
	California GO	5.000%	4/1/2049	110	113
	California GO	4.000%	8/1/2049	905	856
	California GO	5.000%	8/1/2049	100	104
	California GO	5.500%	8/1/2049	270	292
	California GO	3.000%	10/1/2049	1,605	1,204
	California GO	2.500%	12/1/2049	1,170	778
	California GO	3.000%	12/1/2049	50	37
	California GO	2.500%	3/1/2050	1,330	879
	California GO	3.000%	3/1/2050	1,200	891
	California GO	3.000%	3/1/2050	860	639
	California GO	4.000%	3/1/2050	365	341
	California GO	5.000%	8/1/2050	3,010	3,132
[7]	California GO	5.000%	8/1/2050	4,425	4,621
	California GO	4.000%	10/1/2050	2,780	2,595
	California GO	5.250%	10/1/2050	2,500	2,631
	California GO	3.000%	11/1/2050	2,600	1,924

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	11/1/2050	10	9
	California GO	5.000%	11/1/2050	1,630	1,692
	California GO	4.500%	12/1/2050	500	485
	California GO	2.375%	10/1/2051	1,485	935
	California GO	4.125%	10/1/2051	750	713
	California GO	5.250%	10/1/2051	2,975	3,168
	California GO	3.000%	4/1/2052	2,300	1,687
	California GO	4.000%	9/1/2052	350	324
	California GO	4.250%	9/1/2052	125	120
	California GO	5.000%	9/1/2052	1,485	1,537
	California GO	5.000%	11/1/2052	1,000	1,034
[7]	California GO	5.000%	8/1/2053	6,205	6,448
	California GO	5.000%	9/1/2053	1,455	1,500
	California GO	5.250%	9/1/2053	2,915	3,074
	California GO	4.000%	8/1/2054	265	241
	California GO	5.250%	8/1/2054	1,155	1,214
	California GO	5.500%	8/1/2054	1,170	1,254
	California GO	5.000%	3/1/2055	4,375	4,521
	California GO	5.250%	8/1/2055	1,785	1,885
	California GO	5.000%	11/1/2055	1,000	1,030
[7]	California GO	5.000%	8/1/2056	1,360	1,407
	California GO	5.000%	10/1/2056	4,725	4,883
	California GO, ETM	4.000%	11/1/2030	10	11
	California GO, Prere.	4.000%	3/1/2030	40	42
	California GO, Prere.	5.000%	3/1/2030	25	27
	California GO, Prere.	4.000%	11/1/2030	10	11
	California GO, Prere.	4.000%	11/1/2030	20	21
	California GO, Prere.	5.000%	11/1/2030	5	5
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2026	90	90
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	280	295
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2049	50	51
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2054	100	100
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2059	75	75
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	220	224
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2045	115	122
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	355	359
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	240	248
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2052	835	842
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	1,775	1,727
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	2,995	3,124
[8]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,380	1,426
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,045	1,082
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	800	828
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2047	610	637
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2052	190	196
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	210	215
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	3,495	3,553
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	4.000%	10/1/2026	235	235
	California Infrastructure & Economic Development Bank Private Schools Revenue	5.000%	8/1/2036	2,000	2,275
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/2028	120	126
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	2/1/2033	100	100
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/2033	325	369
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	1,480	1,367
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	210	210
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	125	125
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	190	193
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	385	397
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	145	149
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	980	1,021
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	350	355
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	670	707
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	75	79
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	315	328
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	690	700
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	850	915
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	820	832
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	915	950
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	290	317
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	1,070	1,110
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	605	672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	120	122
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	10	11
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2032	440	456
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2032	915	1,029
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2032	1,560	1,754
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2033	150	168
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2033	670	693
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2033	385	439
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2034	230	257
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2034	245	253
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2034	460	527
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	190	196
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	15	17
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	5	6
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2036	580	640
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2036	400	457
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2037	325	335
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2037	185	209
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2038	20	20
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2038	1,100	1,232
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2039	50	51
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2039	10	11
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	595	599
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2041	115	115
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2041	70	76
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2042	670	669
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	660	648
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	710	697
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	700	682
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2046	710	686
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2046	810	783
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2047	20	19
	California Infrastructure & Economic Development Bank Water Revenue	4.125%	10/1/2047	1,000	974
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2048	50	47
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	140	140
	California Municipal Finance Authority College & University Revenue	4.000%	6/1/2047	335	296
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	1,080	1,101
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	75	77
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	85	87
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	125	129
	California Municipal Finance Authority Industrial Revenue VRDO	2.000%	9/1/2026	6,000	6,000
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	1,435	1,488
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	3,855	3,943
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2048	1,040	1,057
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2042	1,370	1,382
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	350	366
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2033	130	134
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	845	865
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2037	330	337
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2039	1,000	1,016
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	1,500	1,519
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2043	325	327
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	1,245	1,139
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	250	222
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2048	850	850
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2049	600	591
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	60	43
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2051	70	69
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2052	500	485
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	510	357
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	3,015	3,215
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2046	215	223
	California Municipal Finance Authority Transit Revenue	5.250%	9/1/2051	1,820	1,892
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2056	1,420	1,501
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2060	1,000	1,008
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2060	1,000	1,054
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	9/1/2026	4,165	4,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	4,785	1,449
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	11/1/2028	105	110
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	335	336
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2027	1,425	1,458
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	265	272
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	1,375	1,424
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/2028	25	26
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	1,540	1,613
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	370	380
	California State Public Works Board Lease (Abatement) Revenue	3.000%	12/1/2028	265	265
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	460	485
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2029	85	90
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	990	1,014
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2030	1,295	1,390
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	530	573
	California State Public Works Board Lease (Abatement) Revenue	3.250%	12/1/2030	270	269
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	800	871
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/2031	10	10
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	750	822
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	1,455	1,601
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	575	626
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2033	110	111
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2033	585	637
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2034	640	695
	California State Public Works Board Lease (Abatement) Revenue	4.000%	12/1/2034	20	20
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2035	40	44
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2035	1,155	1,249
	California State Public Works Board Lease (Abatement) Revenue	3.500%	12/1/2035	565	541
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2036	1,600	1,771
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	780	839
	California State Public Works Board Lease (Abatement) Revenue	4.000%	4/1/2037	50	50
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2037	400	438
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	1,015	1,098
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2039	140	151
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2040	15	16
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2041	860	916
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,240	1,318
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2042	35	34
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,050	1,110
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	980	944
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	580	611
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2044	1,120	1,066
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	325	341
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2045	150	142
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2046	170	160
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2047	285	264
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	2,660	2,750
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2026	4,000	4,000
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2027	2,000	2,051
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2030	1,035	1,120
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2034	560	628
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2035	1,000	1,126
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2036	1,210	1,355
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	11/1/2036	50	55
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2037	1,130	1,250
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2038	1,020	1,112
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2039	155	168
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2040	835	899
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2041	5	5
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2042	1,000	1,073
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2043	1,000	1,067
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2046	1,000	1,053
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2047	550	577
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2048	375	392
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	155	155
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	780	780
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2026	1,710	1,717
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2026	720	723
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2026	70	70
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	1,240	1,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	475	487
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2027	40	41
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2027	110	110
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	10	10
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2028	100	104
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	685	718
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	305	320
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2028	520	546
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2028	125	125
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	1,280	1,347
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	1,080	1,151
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	1,525	1,626
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	230	246
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	80	80
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	75	80
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2029	120	128
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	85	92
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	535	579
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2030	530	564
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2030	1,010	1,096
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2030	440	478
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2031	40	40
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	360	395
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2031	120	120
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	1,440	1,532
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	10	10
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2032	105	105
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	225	249
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	340	376
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	500	554
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	65	65
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2032	325	346
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2032	465	516
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2033	130	130
[4]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.125%	5/1/2033	190	183
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	465	519
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	1,305	1,458
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	280	297
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	65	65
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	100	112
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	615	688
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2033	160	177
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2034	240	260
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	775	869
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	825	914
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	30	32
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	20	20
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2034	205	225
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2035	60	65
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	185	204
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	1,290	1,437
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2035	580	654
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2035	215	235
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	110	123
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2036	450	458
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	1,510	1,656
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	1,565	1,735
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2036	40	45
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2036	5	5
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2036	410	446
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	745	817
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	15	16
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	135	147
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	655	718
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	1,000	1,106
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2037	185	200
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2038	505	561
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	180	195
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	1,795	1,942
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	2,000	2,163

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	200	218
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	135	146
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2039	410	452
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	845	908
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	190	168
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2039	235	254
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2040	195	192
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2040	720	776
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2041	5	5
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2041	1,500	1,614
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2042	5	5
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2042	850	913
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2043	840	894
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/2043	265	268
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	145	154
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	265	273
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	145	153
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2045	115	109
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	30	32
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	315	332
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	635	673
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	1,050	987
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	610	642
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2047	750	788
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2047	135	140
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2049	500	520
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	340	311
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	1,330	1,377
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2050	280	290
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	500	518
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	15	15
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2027	130	133
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2028	90	94
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2029	85	90
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2030	30	32
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2031	490	537
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2031	445	489
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2032	1,385	1,509
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2032	40	44
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2033	60	65
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2034	1,065	1,157
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2034	240	261
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2035	1,690	1,828
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2035	80	82
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2036	15	16
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2036	645	656
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	410	413
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2038	340	340
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2040	595	627
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2041	910	886
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	1,105	1,038
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	1,915	1,987
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/2046	230	239
California State University College & University Revenue	5.000%	11/1/2026	90	90
California State University College & University Revenue	5.000%	11/1/2026	165	165
California State University College & University Revenue	5.000%	11/1/2026	140	141
California State University College & University Revenue	5.000%	11/1/2027	325	330
California State University College & University Revenue	5.000%	11/1/2027	1,385	1,426
California State University College & University Revenue	5.000%	11/1/2028	800	814
California State University College & University Revenue	5.000%	11/1/2028	1,050	1,107
California State University College & University Revenue	5.000%	11/1/2029	500	508
California State University College & University Revenue	5.000%	11/1/2029	310	333
California State University College & University Revenue	5.000%	11/1/2030	690	701
California State University College & University Revenue	5.000%	11/1/2030	1,350	1,478
California State University College & University Revenue	5.000%	11/1/2030	5	5
California State University College & University Revenue	5.000%	11/1/2030	2,005	2,194
California State University College & University Revenue	5.000%	11/1/2031	660	670
California State University College & University Revenue	5.000%	11/1/2031	1,110	1,234
California State University College & University Revenue	5.000%	11/1/2031	5	5
California State University College & University Revenue	5.000%	11/1/2031	1,000	1,112

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/2032	620	629
California State University College & University Revenue	5.000%	11/1/2032	765	863
California State University College & University Revenue	5.000%	11/1/2032	10	10
California State University College & University Revenue	5.000%	11/1/2032	2,500	2,819
California State University College & University Revenue	5.000%	11/1/2033	775	786
California State University College & University Revenue	5.000%	11/1/2033	1,220	1,387
California State University College & University Revenue	4.000%	11/1/2034	10	10
California State University College & University Revenue	5.000%	11/1/2034	655	664
California State University College & University Revenue	5.000%	11/1/2034	150	157
California State University College & University Revenue	5.000%	11/1/2034	5	6
California State University College & University Revenue	5.000%	11/1/2034	2,225	2,540
California State University College & University Revenue	5.000%	11/1/2035	720	729
California State University College & University Revenue	5.000%	11/1/2035	750	781
California State University College & University Revenue	5.000%	11/1/2035	105	119
California State University College & University Revenue	5.000%	11/1/2035	2,000	2,290
California State University College & University Revenue	4.000%	11/1/2036	5	5
California State University College & University Revenue	5.000%	11/1/2036	70	71
California State University College & University Revenue	5.000%	11/1/2036	785	816
California State University College & University Revenue	5.000%	11/1/2036	20	22
California State University College & University Revenue	5.000%	11/1/2036	500	568
California State University College & University Revenue	5.000%	11/1/2036	1,830	2,101
California State University College & University Revenue	5.000%	11/1/2037	2,600	2,630
California State University College & University Revenue	5.000%	11/1/2037	1,405	1,456
California State University College & University Revenue	5.000%	11/1/2037	5	6
California State University College & University Revenue	5.000%	11/1/2037	1,000	1,136
California State University College & University Revenue	5.000%	11/1/2037	5	6
California State University College & University Revenue	5.000%	11/1/2038	40	41
California State University College & University Revenue	5.000%	11/1/2038	40	45
California State University College & University Revenue	5.000%	11/1/2038	5	5
California State University College & University Revenue	5.000%	11/1/2038	10	11
California State University College & University Revenue	5.000%	11/1/2039	185	202
California State University College & University Revenue	5.000%	11/1/2039	1,000	1,101
California State University College & University Revenue	5.000%	11/1/2039	2,005	2,071
California State University College & University Revenue	5.000%	11/1/2039	1,025	1,138
California State University College & University Revenue	5.000%	11/1/2040	55	57
California State University College & University Revenue	5.000%	11/1/2040	515	562
California State University College & University Revenue	5.000%	11/1/2040	10	11
California State University College & University Revenue	5.000%	11/1/2041	260	281
California State University College & University Revenue	5.000%	11/1/2041	625	679
California State University College & University Revenue	5.000%	11/1/2041	1,000	1,095
California State University College & University Revenue	5.000%	11/1/2042	4,500	4,539
California State University College & University Revenue	5.000%	11/1/2042	120	129
California State University College & University Revenue	5.000%	11/1/2042	1,000	1,091
California State University College & University Revenue	4.000%	11/1/2043	405	375
California State University College & University Revenue	5.000%	11/1/2043	15	15
California State University College & University Revenue	5.000%	11/1/2043	1,330	1,424
California State University College & University Revenue	5.000%	11/1/2043	545	587
California State University College & University Revenue	5.000%	11/1/2043	15	15
California State University College & University Revenue	5.000%	11/1/2044	285	294
California State University College & University Revenue	5.000%	11/1/2044	855	911
California State University College & University Revenue	5.000%	11/1/2044	1,530	1,640
California State University College & University Revenue	4.000%	11/1/2045	1,070	982
California State University College & University Revenue	5.000%	11/1/2045	30	32
California State University College & University Revenue	5.000%	11/1/2045	1,540	1,655
California State University College & University Revenue	5.500%	11/1/2045	455	501
California State University College & University Revenue	3.000%	11/1/2046	1,160	887
California State University College & University Revenue	5.000%	11/1/2046	1,440	1,528
California State University College & University Revenue	5.000%	11/1/2046	1,000	1,066
California State University College & University Revenue	5.500%	11/1/2046	95	104
California State University College & University Revenue	5.000%	11/1/2047	90	91
California State University College & University Revenue	5.000%	11/1/2047	725	766
California State University College & University Revenue	5.000%	11/1/2047	750	796
California State University College & University Revenue	5.000%	11/1/2048	805	819
California State University College & University Revenue	5.000%	11/1/2048	1,310	1,382
California State University College & University Revenue	5.250%	11/1/2048	1,870	1,987
California State University College & University Revenue	4.000%	11/1/2049	1,100	1,032
California State University College & University Revenue	5.000%	11/1/2049	230	235
California State University College & University Revenue	5.500%	11/1/2049	715	773
California State University College & University Revenue	5.000%	11/1/2050	1,065	1,081
California State University College & University Revenue	5.250%	11/1/2050	1,775	1,891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/2051	2,090	2,188
	California State University College & University Revenue	3.000%	11/1/2052	975	691
	California State University College & University Revenue	5.250%	11/1/2053	2,900	3,056
	California State University College & University Revenue	4.000%	11/1/2055	655	602
	California State University College & University Revenue	5.500%	11/1/2055	1,000	1,072
	California State University College & University Revenue	4.625%	11/1/2056	2,230	2,248
	California State University College & University Revenue	5.250%	11/1/2056	1,260	1,331
	California State University College & University Revenue	5.000%	11/1/2057	4,075	4,224
	California State University College & University Revenue PUT	2.900%	11/1/2029	870	868
	California State University College & University Revenue PUT	2.900%	11/1/2029	2,675	2,669
	California State University College & University Revenue PUT	3.150%	11/1/2032	1,085	1,074
	California State University College & University Revenue PUT	0.550%	11/1/2049	385	384
	California State University College & University Revenue PUT	3.125%	11/1/2051	1,300	1,301
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	2,100	2,025
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2051	2,000	1,432
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2051	435	403
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2042	1,430	1,434
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2047	25	25
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2050	1,200	1,189
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.250%	5/15/2031	430	426
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2034	70	70
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.500%	5/15/2036	1,270	1,219
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	965	965
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	550	506
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	365	256
	Campbell Union School District GO	0.000%	8/1/2040	100	55
[1]	Centinela Valley Union High School District GO	3.000%	8/1/2044	1,140	896
[1]	Centinela Valley Union High School District GO	4.000%	8/1/2047	370	340
[1]	Centinela Valley Union High School District GO	4.000%	8/1/2050	760	688
	Cerritos Community College District GO	0.000%	8/1/2029	1,000	919
	Cerritos Community College District GO	5.000%	8/1/2031	1,000	1,111
	Cerritos Community College District GO	3.000%	8/1/2044	550	435
	Cerritos Community College District GO	4.000%	8/1/2049	670	620
	Cerritos Community College District GO	5.000%	8/1/2051	395	419
	Cerritos Community College District GO	5.000%	8/1/2056	740	777
	Chabot-Las Positas Community College District GO	5.000%	8/1/2027	125	128
	Chabot-Las Positas Community College District GO	5.000%	8/1/2028	635	666
	Chabot-Las Positas Community College District GO	5.000%	8/1/2034	500	574
	Chabot-Las Positas Community College District GO	5.000%	8/1/2035	385	444
	Chabot-Las Positas Community College District GO	4.000%	8/1/2042	540	505
	Chabot-Las Positas Community College District GO	5.000%	8/1/2042	510	557
	Chabot-Las Positas Community College District GO	5.000%	8/1/2043	1,175	1,278
	Chabot-Las Positas Community College District GO	5.000%	8/1/2044	280	302
	Chabot-Las Positas Community College District GO	5.000%	8/1/2046	1,025	1,097
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	195	181
	Chabot-Las Positas Community College District GO	5.000%	8/1/2047	740	787
	Chabot-Las Positas Community College District GO	5.000%	8/1/2048	365	386
	Chabot-Las Positas Community College District GO	5.250%	8/1/2048	60	64
	Chaffey Community College District GO	5.500%	6/1/2049	635	687
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	220	226
	Chaffey Community College District GO, Prere.	5.000%	6/1/2028	275	287
	Chaffey Joint Union High School District GO	0.000%	8/1/2036	850	571
	Chaffey Joint Union High School District GO	0.000%	8/1/2040	200	105
	Chaffey Joint Union High School District GO	0.000%	8/1/2049	1,000	334
	Chaffey Joint Union High School District GO	4.000%	8/1/2052	720	649
	Chaffey Joint Union High School District GO	4.000%	8/1/2054	1,000	891
	Chico Unified School District GO	4.500%	8/1/2049	900	892
	Chino Valley Unified School District GO	0.000%	8/1/2036	205	140
	Chino Valley Unified School District GO	0.000%	8/1/2040	100	54
	Chino Valley Unified School District GO	0.000%	8/1/2042	2,000	978
	Chino Valley Unified School District GO	0.000%	8/1/2045	455	190
	Chino Valley Unified School District GO	4.000%	8/1/2045	940	878
	Chino Valley Unified School District GO	0.000%	8/1/2046	185	73
	Chino Valley Unified School District GO	0.000%	8/1/2047	420	157
	Chino Valley Unified School District GO	0.000%	8/1/2048	1,510	536
	Chino Valley Unified School District GO	3.375%	8/1/2050	1,750	1,370
	Chino Valley Unified School District GO	5.000%	8/1/2055	1,345	1,366
	Chino Valley Unified School District GO	5.000%	8/1/2055	1,000	1,026
	Citrus Community College District GO	5.000%	8/1/2049	475	496
[3]	Clovis Unified School District GO	0.000%	8/1/2029	70	64

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clovis Unified School District GO	5.250%	8/1/2042	370	389
	Clovis Unified School District GO	5.000%	8/1/2047	2,770	2,849
	Clovis Unified School District GO	4.000%	8/1/2048	2,130	2,005
[7]	Clovis Unified School District GO	4.250%	8/1/2051	1,000	949
[1]	Coachella CA Valley Unified School District GO	0.000%	8/1/2043	100	46
	Coast Community College District GO	4.000%	8/1/2030	360	372
	Coast Community College District GO	3.000%	8/1/2039	110	95
	Coast Community College District GO	0.000%	8/1/2040	325	173
	Coast Community College District GO	0.000%	8/1/2041	1,625	816
	Coast Community College District GO	0.000%	8/1/2042	1,905	916
	Coast Community College District GO	4.000%	8/1/2042	720	672
	Coast Community College District GO	0.000%	8/1/2043	1,760	804
	Coast Community College District GO, Prere.	4.500%	8/1/2027	330	337
	Coast Community College District GO, Prere.	5.000%	8/1/2027	100	102
[1]	Colton Joint Unified School District GO	0.000%	8/1/2042	95	46
[4]	Colton Joint Unified School District GO	0.000%	8/1/2044	640	285
[4]	Colton Joint Unified School District GO	5.000%	8/1/2055	1,610	1,652
[4]	Compton CA Unified School District GO	0.000%	6/1/2036	250	165
[4]	Compton CA Unified School District GO	0.000%	6/1/2037	800	497
[4]	Compton CA Unified School District GO	0.000%	6/1/2040	1,090	561
[4]	Compton CA Unified School District GO	3.000%	6/1/2049	825	597
[4]	Compton CA Unified School District GO	4.000%	6/1/2049	1,390	1,251
[7]	Compton CA Unified School District GO	4.250%	7/1/2056	345	316
	Concord CA COP	2.125%	4/1/2041	995	674
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/2031	610	675
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2032	1,440	1,519
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2033	140	147
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2034	95	99
	Corona-Norco Unified School District GO	4.000%	8/1/2043	50	46
	Corona-Norco Unified School District GO	3.000%	8/1/2044	105	82
	Corona-Norco Unified School District GO	4.000%	8/1/2049	575	523
	Cypress School District GO	0.000%	8/1/2040	320	166
[2]	Cypress School District GO, 8.125% coupon rate effective 8/1/2031	0.000%	8/1/2050	265	255
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.250%	12/1/2036	15	14
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.375%	12/1/2041	1,090	931
	Desert Community College District GO	5.000%	8/1/2033	50	51
	Desert Community College District GO	4.000%	8/1/2039	1,620	1,575
	Desert Community College District GO	2.500%	8/1/2046	1,000	709
	Desert Community College District GO	4.000%	8/1/2051	565	515
	Desert Community College District GO	4.000%	8/1/2051	1,915	1,756
	Desert Community College District GO	5.000%	8/1/2051	690	721
	Desert Sands Unified School District GO	4.000%	8/1/2050	1,290	1,185
	Downey Unified School District GO	4.000%	8/1/2048	705	642
	Downey Unified School District GO	4.000%	8/1/2051	200	180
	Downey Unified School District GO	4.000%	8/1/2052	820	734
	Downey Unified School District GO	4.000%	8/1/2057	200	176
	Downey Unified School District GO	5.000%	8/1/2057	600	619
	Dublin Unified School District GO	4.125%	8/1/2049	395	370
	Dublin Unified School District GO	4.250%	8/1/2053	760	714
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2038	1,010	1,145
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2039	5	6
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	1,200	1,225
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	205	215
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	245	250
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	215	230
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	1,225	1,248
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	250	273
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	470	478
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	235	261
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	1,130	1,253
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	725	737
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	240	270
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	390	438
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	325	330
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	1,090	1,242
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	925	1,054
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	195	222
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2034	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2035	205	208
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2035	10	11
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	270	297
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	405	464
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	960	1,113
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	405	441
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	1,440	1,630
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	795	910
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	155	168
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	2,000	2,267
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2039	1,005	1,125
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	185	200
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2041	40	43
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	2,500	2,526
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	340	365
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	15	16
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	25	27
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	60	64
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	60	64
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	75	80
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/2045	800	765
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	1,000	1,009
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	620	649
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2050	500	525
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2051	1,375	1,446
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2054	985	1,020
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2055	1,250	1,303
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2056	1,215	1,270
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	5,125	5,125
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	2,520	2,520
[1]	East Side Union High School District GO	5.000%	8/1/2028	455	478
[1]	East Side Union High School District GO	5.000%	8/1/2029	70	75
[1]	East Side Union High School District GO	5.000%	8/1/2031	250	276
[1]	East Side Union High School District GO	5.000%	8/1/2033	35	40
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2033	65	65
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/2035	830	830
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2036	625	667
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/2038	1,645	1,665
	Eastern Municipal Water District Financing Authority Water Revenue	5.250%	7/1/2042	105	106
	Eastern Municipal Water District Water Revenue	5.000%	7/1/2042	160	160
	Eastern Municipal Water District Water Revenue VRDO	2.050%	9/1/2026	2,120	2,120
	El Camino Community College District Foundation GO	0.000%	8/1/2033	385	306
	El Camino Community College District Foundation GO	0.000%	8/1/2034	1,755	1,335
	El Camino Community College District Foundation GO	0.000%	8/1/2038	775	485
	El Dorado Irrigation District COP	4.000%	3/1/2050	25	23
[1]	El Monte Union High School District GO	0.000%	6/1/2042	95	47
	El Monte Union High School District GO	0.000%	6/1/2044	200	85
	El Monte Union High School District GO	0.000%	6/1/2045	250	100
	El Monte Union High School District GO	0.000%	6/1/2046	800	302
	El Monte Union High School District GO	4.000%	6/1/2046	930	865
	El Monte Union High School District GO	0.000%	6/1/2049	1,140	378
[4]	Elk Grove Unified School District COP	3.125%	2/1/2040	720	597
	Elk Grove Unified School District GO	4.000%	8/1/2046	2,010	1,851
	Elk Grove Unified School District GO	4.000%	8/1/2048	305	276
	Elk Grove Unified School District GO	4.500%	8/1/2053	825	807
	Elk Grove Unified School District GO	4.500%	8/1/2055	1,075	1,046
	Escondido Union High School District GO	0.000%	8/1/2051	1,180	365
	Folsom Cordova Unified School District GO	5.000%	10/1/2041	1,000	1,082
[1,9]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	410	410
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	1,450	1,363
[1,10]	Folsom Cordova Unified School District GO TOB VRDO	2.700%	9/1/2026	4,065	4,065
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	1,335	1,383
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2055	1,435	1,474
[1]	Fontana Unified School District GO	2.375%	8/1/2044	285	194
	Fontana Unified School District GO	5.250%	8/1/2050	250	263
	Foothill-De Anza Community College District GO	5.000%	8/1/2027	450	461
[6]	Foothill-De Anza Community College District GO	0.000%	8/1/2036	400	280
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	225	192
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,035	867
	Foothill-De Anza Community College District GO	4.000%	8/1/2040	1,170	1,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-De Anza Community College District GO	5.000%	8/1/2044	430	463
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.125%	1/15/2028	1,000	1,050
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/2029	155	165
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.500%	1/15/2031	100	111
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	1,000	766
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	350	256
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	2,790	1,964
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	270	181
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	500	578
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	1,670	1,547
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	815	738
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	8,385	7,636
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	2,845	2,208
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	4,260	3,651
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	290	288
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	1,620	1,569
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	675	637
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2030	80	73
[1]	Fowler Unified School District GO	0.000%	8/1/2040	75	41
	Fremont Union High School District GO	3.000%	8/1/2039	200	173
	Fremont Union High School District GO	5.000%	8/1/2039	250	278
	Fremont Union High School District GO	5.000%	8/1/2040	250	275
	Fremont Union High School District GO	5.000%	8/1/2043	80	84
	Fremont Union High School District GO	4.000%	8/1/2046	250	239
	Fremont Union High School District GO	4.000%	8/1/2046	50	48
	Fremont Union High School District GO	4.125%	8/1/2050	500	474
	Fresno Unified School District GO	3.000%	8/1/2041	840	667
	Fresno Unified School District GO	4.000%	8/1/2041	1,680	1,553
	Fresno Unified School District GO	4.000%	8/1/2046	1,410	1,279
	Fresno Unified School District GO	5.000%	8/1/2046	20	21
	Fresno Unified School District GO	4.000%	8/1/2052	430	384
	Fresno Unified School District GO	4.000%	8/1/2055	1,020	903
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	350	316
	Fullerton Joint Union High School GO	4.000%	8/1/2051	1,000	916
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2049	640	661
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2054	535	476
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2051	165	167
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2052	1,000	1,026
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2054	1,280	1,290
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2054	515	519
	Glendale Community College District GO	0.000%	2/1/2045	200	86
	Glendale Community College District GO	4.000%	8/1/2046	135	125
	Glendale Community College District GO	3.000%	8/1/2047	270	201
	Glendale Community College District GO	4.000%	8/1/2050	2,705	2,468
	Glendale Community College District GO	4.125%	8/1/2050	850	800
	Glendale Community College District GO	5.000%	8/1/2050	250	261
	Glendale Community College District GO	5.000%	8/1/2055	2,190	2,266
	Glendale Community College District GO, Prere.	5.250%	8/1/2027	575	591
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2027	70	71
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2027	250	255
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	105	109
	Grossmont Union High School District GO	5.000%	8/1/2033	500	564
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	465	473
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	310	289
	Hacienda La Puente CA Unified School District GO	4.000%	8/1/2047	1,000	950
	Hayward Area Recreation & Park District GO	5.000%	8/1/2042	20	20
	Hayward Area Recreation & Park District GO	4.000%	8/1/2046	450	433
	Hayward CA Sewer Revenue	4.000%	3/1/2052	1,115	1,021
	Hayward CA Sewer Revenue	4.000%	3/1/2055	500	453
	Hayward Unified School District COP	5.250%	8/1/2047	1,500	1,512
[4]	Hayward Unified School District GO	5.000%	8/1/2027	500	512
[1]	Hayward Unified School District GO	3.500%	8/1/2037	150	140
[1]	Hayward Unified School District GO	4.000%	8/1/2039	1,375	1,305
[1]	Hayward Unified School District GO	4.000%	8/1/2042	175	162
[4]	Hayward Unified School District GO	4.000%	8/1/2043	2,530	2,380
[4]	Hayward Unified School District GO	5.000%	8/1/2044	750	765
[4]	Hayward Unified School District GO	4.000%	8/1/2048	580	524
[1]	Hayward Unified School District GO	4.000%	8/1/2050	1,340	1,208
[4]	Hayward Unified School District GO	5.000%	8/1/2050	250	257
[1]	Hayward Unified School District GO	5.250%	8/1/2050	150	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Hayward Unified School District GO	5.250%	8/1/2054	250	259
[4]	Hayward Unified School District GO	5.000%	8/1/2055	1,400	1,430
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2034	270	271
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2035	750	863
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2036	750	858
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2037	500	565
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2038	500	558
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2041	865	867
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	325	325
[4]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/2042	25	26
[4]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/2047	985	1,030
[4]	Indio Finance Authority Lease (Abatement) Revenue	4.500%	11/1/2052	955	933
	Inglewood Unified School District GO	5.500%	8/1/2042	1,500	1,649
	Inglewood Unified School District GO	5.500%	8/1/2043	1,400	1,535
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2050	825	864
[4]	Irvine CA Special Tax Revenue	0.000%	9/1/2052	1,175	327
[4]	Irvine CA Special Tax Revenue	5.250%	9/1/2053	1,000	1,044
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2055	400	418
[4]	Irvine CA Special Tax Revenue	4.000%	9/1/2058	505	443
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2060	1,385	1,441
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	270	273
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2048	1,485	1,502
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/2053	1,845	1,739
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.000%	9/1/2048	1,180	1,219
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/2053	125	129
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/2058	4,060	3,631
	Irvine Ranch Water District COP	5.000%	3/1/2041	120	120
	Irvine Ranch Water District COP	5.000%	3/1/2046	205	205
[5]	Irvine Ranch Water District Water Revenue VRDO	2.300%	9/1/2026	7,210	7,210
	Kern Community College District GO	5.250%	8/1/2038	70	77
	Kern Community College District GO	5.250%	8/1/2039	20	22
	Kern Community College District GO	5.250%	8/1/2040	10	11
	Lakeside San Diego County Union School District GO	0.000%	8/1/2035	910	648
	Lakeside San Diego County Union School District GO	0.000%	8/1/2050	85	28
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2046	1,360	1,241
	Lodi CA Unified School District GO	3.000%	8/1/2043	370	289
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	150	151
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2049	1,555	1,588
	Long Beach Community College District GO	5.000%	8/1/2027	495	507
	Long Beach Community College District GO	4.000%	8/1/2045	315	293
	Long Beach Community College District GO	5.000%	8/1/2052	625	651
[2]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/2032	0.000%	8/1/2049	200	141
	Long Beach Unified School District GO	5.000%	8/1/2029	550	590
	Long Beach Unified School District GO	5.000%	8/1/2031	2,000	2,216
	Long Beach Unified School District GO	5.000%	8/1/2033	925	1,051
	Long Beach Unified School District GO	0.000%	8/1/2035	10	7
	Long Beach Unified School District GO	5.000%	8/1/2037	305	348
	Long Beach Unified School District GO	3.000%	8/1/2047	1,495	1,112
	Long Beach Unified School District GO	4.000%	8/1/2047	940	887
	Long Beach Unified School District GO	3.000%	8/1/2048	300	219
	Long Beach Unified School District GO	4.000%	8/1/2048	900	859
	Long Beach Unified School District GO	4.250%	8/1/2048	1,020	983
	Long Beach Unified School District GO	4.250%	8/1/2049	645	618
	Long Beach Unified School District GO	3.000%	8/1/2050	1,765	1,254
	Long Beach Unified School District GO	4.000%	8/1/2050	1,200	1,132
	Long Beach Unified School District GO	4.250%	8/1/2050	675	644
	Long Beach Unified School District GO	4.375%	8/1/2051	250	242
	Long Beach Unified School District GO	4.500%	8/1/2051	380	375
	Long Beach Unified School District GO	4.000%	8/1/2052	325	301
	Long Beach Unified School District GO	4.000%	8/1/2053	1,440	1,342
	Long Beach Unified School District GO	4.000%	8/1/2053	1,000	922
	Long Beach Unified School District GO	4.375%	8/1/2053	290	278
	Long Beach Unified School District GO	4.500%	8/1/2055	350	341
	Long Beach Unified School District GO	4.500%	8/1/2057	920	894
	Los Angeles CA Community College District GO	5.000%	8/1/2027	860	881
	Los Angeles CA Community College District GO	5.000%	8/1/2027	520	533
	Los Angeles CA Community College District GO	5.000%	8/1/2027	310	318
	Los Angeles CA Community College District GO	5.000%	8/1/2027	330	338
	Los Angeles CA Community College District GO	5.000%	8/1/2027	2,000	2,049
	Los Angeles CA Community College District GO	5.000%	8/1/2028	890	935

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Community College District GO	5.000%	8/1/2028	1,010	1,061
Los Angeles CA Community College District GO	5.000%	8/1/2028	2,350	2,468
Los Angeles CA Community College District GO	5.000%	8/1/2028	500	525
Los Angeles CA Community College District GO	5.000%	8/1/2029	795	854
Los Angeles CA Community College District GO	5.000%	8/1/2029	1,165	1,251
Los Angeles CA Community College District GO	5.000%	8/1/2029	610	655
Los Angeles CA Community College District GO	5.000%	8/1/2029	1,000	1,074
Los Angeles CA Community College District GO	5.000%	8/1/2030	910	996
Los Angeles CA Community College District GO	5.000%	8/1/2030	855	935
Los Angeles CA Community College District GO	5.000%	8/1/2030	1,450	1,586
Los Angeles CA Community College District GO	5.000%	8/1/2030	1,000	1,094
Los Angeles CA Community College District GO	5.000%	8/1/2031	995	1,106
Los Angeles CA Community College District GO	5.000%	8/1/2031	2,810	3,123
Los Angeles CA Community College District GO	5.000%	8/1/2032	3,110	3,505
Los Angeles CA Community College District GO	5.000%	8/1/2033	870	993
Los Angeles CA Community College District GO	5.000%	8/1/2034	195	224
Los Angeles CA Community College District GO	5.000%	8/1/2035	35	39
Los Angeles CA Community College District GO	5.000%	8/1/2036	360	396
Los Angeles CA Community College District GO	5.000%	8/1/2036	140	158
Los Angeles CA Community College District GO	5.000%	8/1/2036	500	578
Los Angeles CA Community College District GO	5.000%	8/1/2037	400	437
Los Angeles CA Community College District GO	5.000%	8/1/2037	1,000	1,143
Los Angeles CA Community College District GO	5.000%	8/1/2037	20	22
Los Angeles CA Community College District GO	5.000%	8/1/2038	470	521
Los Angeles CA Community College District GO	5.000%	8/1/2038	1,000	1,131
Los Angeles CA Community College District GO	3.000%	8/1/2039	460	390
Los Angeles CA Community College District GO	3.000%	8/1/2039	1,900	1,606
Los Angeles CA Community College District GO	4.000%	8/1/2039	500	488
Los Angeles CA Community College District GO	5.000%	8/1/2039	800	912
Los Angeles CA Community College District GO	5.000%	8/1/2040	1,170	1,321
Los Angeles CA Community College District GO	4.000%	8/1/2041	745	704
Los Angeles CA Community College District GO	5.000%	8/1/2042	1,365	1,538
Los Angeles CA Miscellaneous Taxes Revenue	5.000%	6/24/2027	5,000	5,105
Los Angeles CA Solid Waste Resources Recovery Revenue	3.000%	2/1/2033	425	420
Los Angeles CA Solid Waste Resources Recovery Revenue	5.000%	2/1/2037	190	208
Los Angeles CA Solid Waste Resources Recovery Revenue	5.000%	2/1/2038	115	125
Los Angeles CA Unified School District COP	5.000%	10/1/2026	340	341
Los Angeles CA Unified School District COP	5.000%	10/1/2029	10	11
Los Angeles CA Unified School District COP	5.000%	10/1/2030	10	11
Los Angeles CA Unified School District COP	5.000%	10/1/2031	40	44
Los Angeles CA Unified School District COP	5.000%	10/1/2032	105	116
Los Angeles CA Unified School District COP	5.000%	10/1/2033	100	111
Los Angeles CA Unified School District COP	5.000%	10/1/2034	220	243
Los Angeles CA Unified School District COP	5.000%	10/1/2035	215	236
Los Angeles CA Unified School District COP	5.000%	10/1/2036	355	386
Los Angeles CA Unified School District COP	5.000%	10/1/2037	135	146
Los Angeles CA Unified School District COP	5.000%	10/1/2038	255	274
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2026	510	511
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2029	15	16
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2030	15	16
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2031	60	67
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2032	150	169
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	150	171
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	315	359
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	870	990
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	520	592
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	135	154
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	1,060	1,206
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,005	1,007
Los Angeles CA Unified School District GO	5.000%	7/1/2027	2,245	2,292
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,700	1,736
Los Angeles CA Unified School District GO	5.000%	7/1/2027	105	107
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,390	1,419
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,005	1,026
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,615	1,649
Los Angeles CA Unified School District GO	5.000%	7/1/2027	205	209
Los Angeles CA Unified School District GO	5.000%	7/1/2027	565	577
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,190	1,215
Los Angeles CA Unified School District GO	5.000%	7/1/2027	315	322
Los Angeles CA Unified School District GO	5.000%	7/1/2027	145	148

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/2027	5,000	5,105
Los Angeles CA Unified School District GO	5.000%	7/1/2028	2,445	2,526
Los Angeles CA Unified School District GO	5.000%	7/1/2028	2,040	2,132
Los Angeles CA Unified School District GO	5.000%	7/1/2028	775	810
Los Angeles CA Unified School District GO	5.000%	7/1/2028	575	576
Los Angeles CA Unified School District GO	5.000%	7/1/2028	2,620	2,739
Los Angeles CA Unified School District GO	5.000%	7/1/2028	260	272
Los Angeles CA Unified School District GO	5.000%	7/1/2028	285	298
Los Angeles CA Unified School District GO	5.000%	7/1/2028	715	747
Los Angeles CA Unified School District GO	5.000%	7/1/2028	450	470
Los Angeles CA Unified School District GO	5.000%	7/1/2028	250	261
Los Angeles CA Unified School District GO	5.000%	7/1/2028	10	10
Los Angeles CA Unified School District GO	2.000%	7/1/2029	1,100	1,059
Los Angeles CA Unified School District GO	5.000%	7/1/2029	950	1,012
Los Angeles CA Unified School District GO	5.000%	7/1/2029	205	211
Los Angeles CA Unified School District GO	5.000%	7/1/2029	930	990
Los Angeles CA Unified School District GO	5.000%	7/1/2029	330	351
Los Angeles CA Unified School District GO	5.000%	7/1/2029	5,445	5,798
Los Angeles CA Unified School District GO	5.000%	7/1/2029	245	261
Los Angeles CA Unified School District GO	5.000%	7/1/2029	450	479
Los Angeles CA Unified School District GO	5.000%	7/1/2029	475	506
Los Angeles CA Unified School District GO	5.000%	7/1/2029	160	170
Los Angeles CA Unified School District GO	5.000%	7/1/2029	445	474
Los Angeles CA Unified School District GO	5.000%	7/1/2030	685	728
Los Angeles CA Unified School District GO	5.000%	7/1/2030	795	796
Los Angeles CA Unified School District GO	5.000%	7/1/2030	900	927
Los Angeles CA Unified School District GO	5.000%	7/1/2030	730	791
Los Angeles CA Unified School District GO	5.000%	7/1/2030	285	309
Los Angeles CA Unified School District GO	5.000%	7/1/2030	955	1,034
Los Angeles CA Unified School District GO	5.000%	7/1/2030	5,805	6,286
Los Angeles CA Unified School District GO	5.000%	7/1/2030	560	606
Los Angeles CA Unified School District GO	5.000%	7/1/2030	520	563
Los Angeles CA Unified School District GO	5.000%	7/1/2030	120	130
Los Angeles CA Unified School District GO	3.000%	7/1/2031	825	806
Los Angeles CA Unified School District GO	4.000%	7/1/2031	435	454
Los Angeles CA Unified School District GO	5.000%	7/1/2031	915	970
Los Angeles CA Unified School District GO	5.000%	7/1/2031	320	329
Los Angeles CA Unified School District GO	5.000%	7/1/2031	3,920	4,297
Los Angeles CA Unified School District GO	5.000%	7/1/2031	1,880	2,061
Los Angeles CA Unified School District GO	5.000%	7/1/2031	200	219
Los Angeles CA Unified School District GO	5.000%	7/1/2031	100	109
Los Angeles CA Unified School District GO	5.000%	7/1/2031	500	548
Los Angeles CA Unified School District GO	3.000%	7/1/2032	1,730	1,671
Los Angeles CA Unified School District GO	4.000%	7/1/2032	355	369
Los Angeles CA Unified School District GO	4.000%	7/1/2032	265	276
Los Angeles CA Unified School District GO	5.000%	7/1/2032	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/2032	115	123
Los Angeles CA Unified School District GO	5.000%	7/1/2032	1,120	1,151
Los Angeles CA Unified School District GO	5.000%	7/1/2032	1,700	1,799
Los Angeles CA Unified School District GO	5.000%	7/1/2032	1,320	1,416
Los Angeles CA Unified School District GO	5.000%	7/1/2032	3,710	4,109
Los Angeles CA Unified School District GO	5.000%	7/1/2032	580	642
Los Angeles CA Unified School District GO	5.000%	7/1/2032	750	831
Los Angeles CA Unified School District GO	4.000%	7/1/2033	1,040	1,074
Los Angeles CA Unified School District GO	4.000%	7/1/2033	240	246
Los Angeles CA Unified School District GO	5.000%	7/1/2033	300	321
Los Angeles CA Unified School District GO	5.000%	7/1/2033	1,075	1,175
Los Angeles CA Unified School District GO	5.000%	7/1/2033	2,145	2,203
Los Angeles CA Unified School District GO	5.000%	7/1/2033	400	427
Los Angeles CA Unified School District GO	5.000%	7/1/2033	915	1,022
Los Angeles CA Unified School District GO	5.000%	7/1/2033	6,935	7,743
Los Angeles CA Unified School District GO	5.000%	7/1/2033	75	83
Los Angeles CA Unified School District GO	5.000%	7/1/2033	1,630	1,820
Los Angeles CA Unified School District GO	3.000%	1/1/2034	90	87
Los Angeles CA Unified School District GO	5.000%	7/1/2034	85	95
Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,040	11,267
Los Angeles CA Unified School District GO	5.000%	7/1/2034	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/2034	445	484
Los Angeles CA Unified School District GO	5.000%	7/1/2034	30	31
Los Angeles CA Unified School District GO	3.000%	7/1/2035	1,140	1,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	4.000%	7/1/2035	850	868
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	795	843
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	115	127
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	15	17
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	225	243
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	750	845
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	400	407
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	525	534
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	470	480
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	1,125	1,152
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	50	51
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	810	891
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	210	233
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	500	559
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	750	846
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	25	25
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	260	263
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	190	193
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	225	230
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	210	227
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	350	382
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	15	17
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	25	28
	Los Angeles CA Unified School District GO	3.000%	7/1/2038	35	31
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	175	176
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	2,895	2,908
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	435	438
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	2,725	2,785
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	145	156
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	180	195
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	1,430	1,565
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	500	552
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	980	974
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	290	288
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	280	299
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	875	941
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	2,125	2,304
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	500	544
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	830	903
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	465	508
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	30	30
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	140	138
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	1,810	1,690
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	215	232
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	500	541
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	1,005	1,091
	Los Angeles CA Unified School District GO	5.250%	7/1/2040	1,230	1,337
	Los Angeles CA Unified School District GO	4.000%	7/1/2041	1,555	1,519
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	270	284
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	590	625
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	575	613
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	760	816
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	220	231
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	1,285	1,367
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	1,000	1,070
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	4,385	4,478
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	220	236
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	30	31
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	245	258
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	1,155	1,223
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	435	462
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	5,625	5,396
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	1,505	1,444
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,565	1,650
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	425	449
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	500	530
	Los Angeles CA Unified School District GO	3.000%	7/1/2045	320	251
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	485	512
	Los Angeles CA Unified School District GO	2.625%	7/1/2046	50	35
	Los Angeles CA Unified School District GO	5.000%	7/1/2046	1,500	1,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/2047	1,000	1,047
	Los Angeles CA Unified School District GO	5.250%	7/1/2047	2,890	3,030
	Los Angeles CA Unified School District GO	5.000%	7/1/2048	1,000	1,041
	Los Angeles CA Unified School District GO	5.250%	7/1/2048	3,945	4,145
	Los Angeles CA Unified School District GO	4.000%	7/1/2049	1,300	1,189
	Los Angeles CA Unified School District GO	5.000%	7/1/2049	1,630	1,685
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	1,740	1,830
	Los Angeles CA Unified School District GO	4.250%	7/1/2050	440	418
	Los Angeles CA Unified School District GO	5.000%	7/1/2050	1,000	1,033
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	760	775
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	665	678
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	1,000	1,020
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	445	465
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	425	444
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	160	167
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	515	549
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	700	713
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	690	749
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	1,320	1,344
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	90	98
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	210	214
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	550	606
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	495	546
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	320	325
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	515	576
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	400	448
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2033	475	538
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2033	420	476
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	1,260	1,439
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	1,045	1,195
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	1,310	1,505
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	4,000	4,054
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	80	90
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2038	505	563
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2040	250	273
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	950	1,029
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2042	2,155	2,079
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2042	280	302
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	170	173
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	1,175	1,261
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	255	273
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	670	717
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2047	265	276
	Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2047	1,250	1,262
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	1,710	1,732
	Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2050	2,000	2,134
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	940	854
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2055	1,560	1,617
	Los Angeles County CA General Fund Revenue TRAN	5.000%	6/30/2027	4,500	4,596
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	630	663
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	935	976
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	1,090	1,129
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	75	77
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/2048	2,040	1,840
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2051	370	374
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/2028	55	58
[7]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2043	1,350	1,409
[7]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2044	1,350	1,402
[7]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2045	1,260	1,304
[7]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2046	1,375	1,415
[7]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.500%	6/1/2051	1,130	1,194
[7]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2056	1,130	1,133
[7]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.250%	6/1/2056	675	692
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2028	120	126
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	230	246
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2030	405	441
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2031	225	249
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2032	375	420
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2033	480	544
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2034	830	948

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2035	490	555
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2036	185	208
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2037	535	597
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2038	270	299
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2039	1,685	1,844
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	1,745	1,780
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	160	163
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	525	536
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	500	510
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/2027	25	25
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	505	516
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	1,195	1,250
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	360	377
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	550	577
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	425	446
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	430	439
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	1,860	1,986
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	280	299
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	10	11
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	1,075	1,098
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	290	310
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	385	393
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	290	303
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	385	419
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	100	109
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	1,295	1,409
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	520	566
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	435	444
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	270	275
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	210	229
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	105	110
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	205	226
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	1,875	2,031
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	820	907
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	345	382
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	750	764
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	435	454
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	395	427
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	45	50
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	130	143
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	520	530
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	1,140	1,187
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	330	370
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	1,245	1,341
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	2,160	2,196
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	100	110
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	865	899
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	400	454
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	715	728
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2034	505	524
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	505	542
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	410	416
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	1,025	1,171
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	500	571
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	540	561
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	45	51
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	860	886
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	195	201
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	1,105	1,181
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	1,315	1,491
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	500	567
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	140	145
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	2,055	2,104
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	370	378
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	955	1,017
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	1,600	1,801
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	220	223
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	630	652
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	315	321

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	335	340
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	525	557
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	1,720	1,919
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	775	865
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	670	680
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	1,425	1,471
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	105	107
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	520	590
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2038	1,290	1,302
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	25	28
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	2,130	2,358
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	215	218
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	75	77
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	35	37
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	275	279
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	250	281
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2039	1,000	1,004
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	105	115
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	105	112
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	230	233
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	355	365
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	140	142
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	225	250
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	170	172
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	275	291
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	1,375	1,512
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	240	243
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	625	660
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	250	273
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	735	743
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	430	435
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,000	1,054
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,225	1,333
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	35	37
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	1,970	2,025
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	225	235
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	530	554
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	500	537
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	470	501
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	10	10
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2026	2,715	2,732
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2030	140	153
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2034	160	183
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	170	193
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	250	283
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	10	11
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2037	100	111
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2037	1,270	1,424
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	270	299
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,155	1,269
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	125	132
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	30	32
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	1,170	1,237
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	1,075	1,168
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2041	285	313
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	445	469
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	645	690
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	510	549
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	910	872
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	565	601
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	620	640
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	590	630
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2044	310	335
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	1,205	1,250
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	370	394
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	1,125	1,060
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2046	1,020	1,079
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2047	225	237
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2049	50	51
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2049	835	868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	645	695
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/2050	2,985	2,158
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	2,205	2,335
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/2051	1,700	1,107
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	200	181
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	590	618
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2053	1,005	1,075
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2054	1,705	1,793
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	675	726
	Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2051	655	682
	Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2056	500	516
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	4.000%	8/1/2040	175	165
[7]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2044	1,000	1,081
[7]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2047	1,000	1,063
[7]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2051	720	752
[7]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2056	1,330	1,375
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/2042	430	431
	Los Angeles Department of Airports	2.400%	9/3/2026	22,000	22,000
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2027	60	61
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2027	35	36
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	200	209
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	285	297
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	465	485
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	425	443
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	695	740
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	615	655
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	765	820
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	225	244
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	210	227
[7]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	2,000	2,166
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	965	1,042
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	855	940
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	1,845	1,972
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	1,660	1,793
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	885	984
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	825	880
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	70	76
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	200	215
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	60	67
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	1,905	2,025
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	750	805
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	350	380
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	165	187
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2035	85	87
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	1,520	1,610
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	100	108
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2036	120	122
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	390	412
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	505	543
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	510	574
[7]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	1,475	1,681
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	1,505	1,583
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	358	383
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	80	89
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	1,990	2,085
[7]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	1,470	1,641
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	515	517
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	3,750	3,914
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	55	58
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	510	558
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	295	294
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	2,125	2,210
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	355	374
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	65	68
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	50	54
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,110	1,119
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	550	589
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	10	10
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	380	394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	105	107
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	140	149
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,625	1,689
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	765	810
[7]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2046	1,020	1,079
[7]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2047	1,500	1,578
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	1,135	1,048
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	1,265	1,168
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,180	1,208
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	250	258
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	15	15
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,200	1,249
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2048	1,125	1,193
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	2,850	2,878
[7]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	1,650	1,721
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2050	750	773
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	2,840	2,977
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	1,250	1,303
[7]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2056	1,020	1,073
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/2029	210	224
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	240	245
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	430	439
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	915	934
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	340	347
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	120	121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,015	1,036
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,070	1,115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	255	266
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	215	224
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	230	240
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	120	123
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,395	1,454
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	130	131
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	6,795	6,991
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	740	784
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	545	577
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	185	196
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	894
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,220	1,292
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	450	476
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,090	2,181
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	210	225
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	185	190
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,895	1,977
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	215	216
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	715	767
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	4,970	5,285
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	5,015	5,046
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	110	112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	195	203
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	190	206
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,605	1,738
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	725	785
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	995	1,078
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	125	128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	605	628
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	120	131
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	605	633
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	320	350
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	620	677
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	145	146
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,210	2,414
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	500	546
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,650	1,802
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	160	165
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	205	209
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	250	259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	300	311
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	350	352
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	35	38
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	95	96
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	865	951
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,790	1,967
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	355	390
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,135	1,247
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	270	297
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	270	278
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	255	275
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	520	523
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,865	2,054
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	500	548
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,170	1,288
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	290	319
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	510	512
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	320	342
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	865	935
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,005	1,091
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	205	224
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,925	2,091
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	30	33
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	750	826
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	5	6
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	215	237
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	185	186
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	270	275
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	950	1,012
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,205	1,295
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	725	783
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	385	396
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	145	157
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	250	270
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	250	273
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	250	273
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	750	823
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	70	71
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	120	122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	210	215
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	240	252
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	615	651
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	970	1,036
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	560	595
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,660	1,780
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	410	423
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	40	43
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2037	2,250	2,260
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	210	213
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	210	220
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,875	1,984
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	45	46
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,915	2,034
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,005	1,078
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	390	418
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	285	291
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,030	1,060
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	530	549
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,255	1,308
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	940	976
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	810	851
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	635	668
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	730	770
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	335	352
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	500	529
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	3,320	3,403
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	260	268
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	635	658
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	430	445
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	660	680
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	205	214
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,265	1,333
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,250	1,315
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,065	1,121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,750	1,794
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	125	128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	500	516
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,410	1,452
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,085	1,125
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	310	322
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	685	711
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	500	521
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	730	759
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,090	1,140
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	780	818
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	895	900
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	3,085	3,091
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	900	915
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	715	737
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	725	745
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	945	978
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	560	580
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	640	664
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	265	275
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,565	1,633
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	915	926
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	335	343
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	140	143
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,545	1,589
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	520	535
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	103
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	345	356
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	755	779
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	275	285
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	750	778
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,100	2,129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	265	272
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	485	498
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	90	92
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,250	1,292
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,170	1,210
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	250	264
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,155	1,168
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	200	203
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	375	382
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	120	123
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	610	627
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	565	583
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2045	400	421
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2046	525	476
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	2,635	2,679
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,710	1,736
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	285	292
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	600	617
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	370	381
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	880	906
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2046	400	420
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,530	1,532
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	3,005	3,013
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,290	1,317
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	600	614
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	415	419
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	1,030	1,037
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	1,160	1,178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	405	412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	660	673
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	3,310	3,338
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	1,325	1,336
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	2,080	2,109
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	500	509
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	2,505	2,537
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	3,555	3,578
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	550	557
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	2,305	2,334
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	550	558
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	1,280	1,290
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	2,970	2,991
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	1,340	1,351
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	400	405
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	735	740
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	1,125	1,133
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	450	454
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	750	758
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	500	506
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	2,240	2,256
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	945	956
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	105	107
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	1,010	1,040
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	365	367
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	1,095	1,103
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2054	470	482
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	250	253
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	1,120	1,128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2056	750	769
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2056	540	554
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	625	633
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	45	46
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	680	699
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,000	1,045
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	75	80
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	3,335	3,536
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	6,145	6,488
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	155	160
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	505	543
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	385	414
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,150	1,250
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	80	82
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	440	481
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	45	49
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	330	360
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,745	1,906
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	645	664
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	745	821
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	75	83
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	270	286
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	615	632
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	960	1,047
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,675	2,823
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	550	606
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	650	717
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	305	313
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	115	121
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	820	886
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	365	398
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,250	1,376
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	60	61
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	90
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,120	1,188
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	650	679
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	725	773
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	725	783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	570	618
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	370	371
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	50	53
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	845	880
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	20	21
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	140	150
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	810	873
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	215	228
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	270	293
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	235	247
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	120	126
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	55	57
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,090	1,162
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,000	1,070
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	140	144
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	960	1,000
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,400	1,464
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	145	152
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	800	845
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	690	731
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	575	613
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	290	298
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,000	1,027
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,190	1,237
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,195	1,253
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	530	551
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,080	2,187
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,810	1,854
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	525	538
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	20	20
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,035	1,072
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	520	539
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	140	146
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	245	256
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,000	1,051
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	895	922
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	1,320	1,364
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	695	718
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	790	824
[4]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	1,000	1,056
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	475	481
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	830	853
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,440	1,483
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	535	551
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	900	908
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	555	577
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	595	596
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	560	579
[4]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,905	1,985
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2044	2,300	2,306
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	470	478
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2047	1,440	1,296
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	880	891
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	985	1,002
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	1,345	1,370
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	195	196
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	1,480	1,321
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,340	1,364
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	385	390
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,080	1,102
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	3,175	3,212
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	1,785	1,802
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	115	116
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	245	248
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	1,230	1,262
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2055	255	258
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2026	185	186
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2027	1,000	1,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	750	753
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	485	487
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2029	1,130	1,135
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2030	1,500	1,613
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	505	507
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	5,010	5,031
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	940	944
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	2,460	2,466
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2034	2,975	2,983
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2035	400	450
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2035	1,165	1,311
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	1,520	1,524
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2036	500	557
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2036	500	563
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2036	635	637
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2036	1,420	1,426
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2037	990	1,087
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2037	1,100	1,103
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	905	977
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	1,000	1,069
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	680	722
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	730	775
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	605	637
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	745	780
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2047	925	959
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	1,895	1,971
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	1,325	1,342
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	2,005	2,108
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue, ETM	5.000%	11/1/2026	505	507
	Magnolia CA School District GO	0.000%	8/1/2036	50	33
	Manteca Unified School District GO	5.250%	8/1/2050	330	351
	Marin Community College District GO, Prere.	4.000%	2/15/2027	65	66
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/2033	10	11
	Miracosta Community College District GO	4.000%	8/1/2045	940	919
	Modesto High School District GO	5.250%	8/1/2050	1,000	1,062
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/2048	1,540	1,632
	Montebello Unified School District GO	5.000%	8/1/2041	570	572
[1]	Montebello Unified School District GO	5.000%	8/1/2044	95	99
	Montebello Unified School District GO	4.000%	8/1/2046	880	837
[1]	Montebello Unified School District GO	5.000%	8/1/2050	415	424
[1]	Moorpark Unified School District GO	0.000%	8/1/2042	105	50
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/2050	285	206
[4]	Moreno Valley CA Unified School District GO	5.000%	8/1/2050	500	520
[4]	Moreno Valley CA Unified School District GO	4.750%	8/1/2052	200	202
[1]	Moreno Valley Public Financing Authority Intergovernmental Agreement Revenue	5.250%	5/1/2051	880	933
[1]	Moreno Valley Public Financing Authority Intergovernmental Agreement Revenue	5.250%	5/1/2056	295	311
	Moulton-Niguel Water District Public Facilities Corp. COP	2.250%	9/1/2045	1,190	796
	Mount San Antonio Community College District GO	5.875%	8/1/2028	440	463
	Mount San Antonio Community College District GO	5.000%	8/1/2044	1,525	1,578
	Mount San Antonio Community College District GO	0.000%	8/1/2045	1,440	559
	Mount San Antonio Community College District GO	0.000%	8/1/2046	670	245
	Mount San Antonio Community College District GO	2.250%	8/1/2046	10	7
	Mount San Antonio Community College District GO	4.000%	8/1/2046	100	96
	Mount San Antonio Community College District GO	4.000%	8/1/2049	1,410	1,311
	Mount San Antonio Community College District GO	4.000%	8/1/2049	400	372
	Mount San Antonio Community College District GO	2.375%	8/1/2051	2,000	1,258
[2]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/2043	560	578
	Mount San Jacinto Community College District GO	2.000%	8/1/2043	1,000	657
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	1,620	1,496
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2045	1,000	943
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2050	330	296
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2055	1,605	1,411
	Mountain View Capital Improvements Financing Authority Lease (Abatement) Revenue (Public Safety Building Projects)	5.000%	5/1/2051	750	785
	Mountain View Capital Improvements Financing Authority Lease (Abatement) Revenue (Public Safety Building Projects)	5.000%	5/1/2056	1,750	1,819
	Mountain View-Whisman School District GO	4.250%	9/1/2045	280	274
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	150	150
	Mt San Antonio Community College District GO	5.000%	8/1/2027	55	56
	Mt San Antonio Community College District GO	5.250%	8/1/2055	1,230	1,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2028	1,000	1,049
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2033	860	961
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2034	1,400	1,573
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2035	1,000	1,126
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2036	2,000	2,222
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2031	250	272
[1]	Napa Valley Unified School District GO	4.000%	8/1/2044	1,920	1,808
[1]	Natomas Unified School District GO	4.000%	8/1/2045	650	601
[1]	Natomas Unified School District GO	4.000%	8/1/2049	2,150	1,934
[1]	New Haven Unified School District GO	0.000%	8/1/2033	75	59
[1]	New Haven Unified School District GO	0.000%	8/1/2034	150	113
	Newport Mesa Unified School District GO	0.000%	8/1/2032	90	74
	Newport Mesa Unified School District GO	0.000%	8/1/2033	2,000	1,588
	Newport Mesa Unified School District GO	0.000%	8/1/2035	1,000	728
	Newport Mesa Unified School District GO	0.000%	8/1/2036	270	187
	Newport Mesa Unified School District GO	0.000%	8/1/2037	2,000	1,319
	Newport Mesa Unified School District GO	0.000%	8/1/2038	640	400
	Newport Mesa Unified School District GO	0.000%	8/1/2039	485	273
	Newport Mesa Unified School District GO	0.000%	8/1/2041	2,500	1,243
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2042	95	95
	North Orange County CA Community College District GO	3.000%	8/1/2040	160	131
	North Orange County CA Community College District GO	4.000%	8/1/2044	980	942
	North Orange County CA Community College District GO	4.000%	8/1/2047	990	937
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2030	100	109
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2031	315	347
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2032	345	385
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2027	285	295
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2027	40	41
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2028	170	180
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2029	225	243
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2029	235	254
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2030	250	275
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2030	265	292
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2031	290	324
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2032	1,380	1,562
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2033	10	11
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/2034	1,580	1,523
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2034	95	110
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2035	275	313
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2036	175	198
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2037	505	566
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2038	400	444
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2039	10	11
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2039	1,765	1,938
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	10	11
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2041	1,440	1,515
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2045	150	157
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2050	580	595
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	250	148
	Novato CA Unified School District GO	2.375%	8/1/2045	1,030	707
	Oakland CA GO	3.250%	1/15/2040	255	219
	Oakland CA GO	3.250%	1/15/2044	600	489
	Oakland CA GO	2.500%	1/15/2047	1,000	671
	Oakland CA GO	5.250%	7/15/2048	40	42
	Oakland CA GO	3.000%	1/15/2050	115	81
	Oakland CA GO	5.500%	7/15/2053	270	284
	Oakland CA GO	5.500%	7/15/2053	180	189
	Oakland CA GO	5.000%	7/15/2055	505	515
	Ohlone Community College District GO	4.000%	8/1/2045	60	56
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/2046	605	625
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2051	405	370
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	1,000	1,035
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2051	3,190	3,299
	Ontario Public Financing Authority Lease (Abatement) Revenue	4.500%	11/1/2055	500	486
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	500	522
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2056	3,505	3,589
	Orange County CA Airport Port, Airport & Marina Revenue, Prere.	5.000%	7/1/2027	65	66
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2030	1,040	1,106
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2031	185	196
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2032	340	360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2033	440	465
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2034	280	295
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2035	480	504
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	245	257
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2037	5	6
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2038	200	223
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2039	225	233
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2039	50	55
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2040	295	322
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	110	113
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	435	472
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	795	762
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/2035	15	17
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/2036	15	17
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/2037	490	547
	Oxnard Union High School District GO	5.000%	8/1/2045	740	753
	Oxnard Union High School District GO	4.000%	8/1/2047	785	724
[10]	Palmdale Elementary School District GO TOB VRDO	2.700%	9/1/2026	5,800	5,800
	Palo Alto CA COP	2.000%	11/1/2039	270	197
	Palo Alto CA COP	2.250%	11/1/2047	880	566
	Palo Alto Unified School District GO	5.000%	8/1/2027	305	313
	Palo Alto Unified School District GO	5.000%	8/1/2028	820	863
	Palo Alto Unified School District GO	5.000%	8/1/2029	1,685	1,811
	Palo Alto Unified School District GO	5.000%	8/1/2030	975	1,067
	Palo Alto Unified School District GO	5.000%	8/1/2031	1,970	2,189
	Palo Alto Unified School District GO	0.000%	8/1/2033	1,000	797
	Palo Alto Unified School District GO	3.250%	8/1/2042	300	259
	Palomar Community College District GO	4.000%	8/1/2045	650	620
	Palomar Community College District GO	5.250%	8/1/2045	850	859
	Palomar Community College District GO	4.000%	8/1/2046	65	61
[2]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/2030	0.000%	8/1/2045	65	63
	Pasadena Area Community College District GO	5.000%	8/1/2048	200	207
	Pasadena Area Community College District GO	4.000%	8/1/2052	740	665
	Pasadena CA (Central Library Project) GO	5.000%	9/1/2054	500	520
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2041	400	204
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2044	895	394
	Pasadena Unified School District GO	5.000%	8/1/2027	895	916
	Pasadena Unified School District GO	5.000%	8/1/2028	445	467
	Pasadena Unified School District GO	5.000%	8/1/2034	1,840	2,094
	Pasadena Unified School District GO	5.000%	8/1/2035	1,410	1,610
	Pasadena Unified School District GO	3.000%	8/1/2036	235	214
	Pasadena Unified School District GO	5.000%	8/1/2044	180	193
	Pasadena Unified School District GO	5.250%	8/1/2045	485	528
	Pasadena Unified School District GO	5.250%	8/1/2046	430	467
	Pasadena Unified School District GO	5.250%	8/1/2047	300	324
	Pasadena Unified School District GO	5.250%	8/1/2050	1,205	1,291
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2047	10	10
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2051	85	88
	Peralta Community College District GO	5.000%	8/1/2031	1,020	1,131
	Peralta Community College District GO	5.000%	8/1/2038	115	128
	Peralta Community College District GO	5.000%	8/1/2039	970	1,066
	Peralta Community College District GO	5.250%	8/1/2042	665	712
	Peralta Community College District GO	5.000%	8/1/2050	500	515
[7]	Peralta Community College District GO	4.500%	8/1/2051	4,000	3,904
	Peralta Community College District GO	5.500%	8/1/2052	715	750
	Peralta Community College District GO	5.000%	8/1/2054	1,000	1,024
[7]	Peralta Community College District GO	5.000%	8/1/2054	2,275	2,334
[1]	Perris CA Union High School District GO	4.000%	9/1/2043	795	754
	Perris CA Union High School District GO	3.000%	9/1/2045	220	165
[1]	Perris CA Union High School District GO	4.000%	9/1/2048	1,365	1,246
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	440	440
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	95	95
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	100	100
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2042	70	35
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2046	100	40
	Pleasanton Unified School District GO	4.000%	8/1/2048	465	429
	Pleasanton Unified School District GO	4.250%	8/1/2050	1,440	1,369
	Pleasanton Unified School District GO	5.000%	8/1/2050	500	517
	Pleasanton Unified School District GO	4.000%	8/1/2052	205	184
	Pleasanton Unified School District GO	4.500%	8/1/2052	515	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pomona Unified School District GO	5.000%	8/1/2055	500	514
[1]	Porterville CA Sewer COP	4.000%	9/15/2027	200	203
	Poway Unified School District GO	0.000%	8/1/2029	100	92
	Poway Unified School District GO	0.000%	8/1/2031	90	77
[1]	Poway Unified School District GO	0.000%	8/1/2031	505	434
	Poway Unified School District GO	0.000%	8/1/2032	250	207
	Poway Unified School District GO	0.000%	8/1/2033	1,125	895
	Poway Unified School District GO	0.000%	8/1/2033	1,200	954
	Poway Unified School District GO	0.000%	8/1/2034	1,780	1,357
	Poway Unified School District GO	0.000%	8/1/2035	285	208
	Poway Unified School District GO	0.000%	8/1/2036	20	14
	Poway Unified School District GO	0.000%	8/1/2037	1,750	1,157
	Poway Unified School District GO	0.000%	8/1/2038	500	313
	Poway Unified School District GO	0.000%	8/1/2040	300	167
	Poway Unified School District GO	0.000%	8/1/2041	190	100
	Poway Unified School District GO	0.000%	8/1/2046	4,705	1,866
	Poway Unified School District GO	0.000%	8/1/2051	3,185	960
[1]	Rancho Santiago Community College District GO	5.125%	9/1/2028	200	211
[1]	Rancho Santiago Community College District GO	5.125%	9/1/2029	190	205
[1]	Ravenswood CA City School District GO	0.000%	8/1/2048	1,245	432
[1]	Ravenswood CA City School District GO	0.000%	8/1/2050	1,000	309
	Redlands Unified School District GO	5.000%	7/1/2050	190	197
	Redlands Unified School District GO	5.000%	7/1/2054	285	292
[1]	Rialto Unified School District GO	7.350%	8/1/2036	250	162
[1]	Rialto Unified School District GO	7.350%	8/1/2041	50	63
[4]	Rialto Unified School District GO	5.000%	8/1/2052	1,000	1,026
	Rio Hondo CA Community College District GO	0.000%	8/1/2035	100	72
	Rio Hondo CA Community College District GO	0.000%	8/1/2036	945	646
	Rio Hondo CA Community College District GO	6.625%	8/1/2042	10	12
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	285	340
	Rio Hondo CA Community College District GO	0.000%	8/1/2043	500	222
	Rio Hondo CA Community College District GO	0.000%	8/1/2045	3,000	1,200
	Rio Hondo CA Community College District GO	4.375%	8/1/2055	1,015	974
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	650	681
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2042	1,170	1,227
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2047	325	307
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/2052	2,600	2,686
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2054	250	59
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2055	250	56
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2056	300	63
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2057	350	70
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2058	845	159
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2059	350	62
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2060	305	52
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2061	275	44
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2062	285	43
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2063	290	41
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2064	280	37
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2065	295	37
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2036	515	537
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2037	395	411
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2038	1,515	1,571
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	385	395
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2048	2,100	2,132
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2049	750	779
	Riverside Community College District GO	5.000%	8/1/2027	580	595
	Riverside Community College District GO	5.000%	8/1/2028	1,170	1,230
	Riverside Community College District GO	4.000%	8/1/2050	1,755	1,599
	Riverside Community College District GO	4.000%	8/1/2054	1,395	1,244
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2032	375	417
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	320	360
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2034	460	520
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	300	340
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2036	630	705
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	1,055	1,070
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	1,280	1,286
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	955	953
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	800	788
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	25	11
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	3,640	3,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	2,800	2,575
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	2,765	2,103
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2027	95	97
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2028	485	501
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2029	70	72
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	505	520
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	680	700
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2032	795	817
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2033	220	226
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2034	305	313
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2035	335	343
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/2036	205	206
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	800	816
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2038	160	163
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2039	45	46
	Riverside Unified School District GO	4.000%	8/1/2042	100	93
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2041	420	421
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2045	500	536
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2046	500	532
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/2047	175	162
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2047	2,130	2,134
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2047	1,775	1,876
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	50	42
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2049	1,505	1,343
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	725	738
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/2053	355	370
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2054	1,005	865
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/2054	535	556
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	160	163
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	90	92
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	2,075	2,104
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	340	345
[6]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/2030	1,065	1,140
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2040	300	327
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	910	977
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2043	315	336
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2044	200	212
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2049	660	683
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	90	95
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	2,020	2,071
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	740	771
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2028	120	127
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2055	330	296
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	335	344
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	95	97
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	480	493
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	155	159
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	340	357
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	430	452
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	390	410
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	50	53
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	310	326
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2029	315	340
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2030	350	375
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2030	60	66
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2031	100	112
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2032	1,270	1,434
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2033	135	154
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2034	680	775
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2035	1,055	1,130
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2035	1,040	1,174
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2036	180	192
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2036	285	319
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2036	255	285
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	1,515	1,592
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	1,000	1,062
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	45	47
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	550	582
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	405	423
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	9/15/2039	1,000	1,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2040	50	49
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	860	892
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	9/15/2040	1,000	1,080
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	1,235	1,278
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	2,125	2,008
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2048	645	675
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2049	750	783
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	2,025	2,077
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2053	1,435	1,487
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	1,890	1,962
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	1,020	1,104
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	2,715	2,969
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	1,315	1,468
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/14/2033	2,205	2,445
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2028	20	21
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2029	1,460	1,572
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2030	555	608
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2031	80	89
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2032	150	169
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2033	145	165
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2034	120	136
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2036	145	162
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2037	160	177
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2038	80	88
	Salinas Union High School District GO	5.000%	8/1/2048	745	779
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	1,205	961
	San Bernardino Community College District GO	0.000%	8/1/2044	2,345	1,041
	San Bernardino Community College District GO	0.000%	8/1/2045	500	197
	San Bernardino Community College District GO	0.000%	8/1/2046	10	4
	San Bernardino Community College District GO	0.000%	8/1/2047	1,000	345
	San Bernardino Community College District GO	0.000%	8/1/2048	2,000	651
	San Bernardino Community College District GO	0.000%	8/1/2049	2,000	615
	San Bernardino Community College District GO	4.125%	8/1/2049	1,110	1,034
	San Bernardino Community College District GO	4.125%	8/1/2049	2,150	2,003
	San Bernardino Community College District GO	5.000%	8/1/2049	1,300	1,341
	San Bernardino Community College District GO	0.000%	8/1/2050	2,000	581
	San Bernardino Community College District GO, Prere.	3.000%	8/16/2027	735	739
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	1,395	1,418
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	340	345
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	1,250	1,253
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2027	945	972
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	3,425	3,461
	San Diego CA Unified School District GO	5.000%	7/1/2027	1,185	1,211
	San Diego CA Unified School District GO	5.000%	7/1/2027	2,565	2,622
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	1,695	1,740
	San Diego CA Unified School District GO	5.000%	7/1/2028	730	764
	San Diego CA Unified School District GO	5.000%	7/1/2028	70	73
	San Diego CA Unified School District GO	5.000%	7/1/2028	175	183
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	90	95
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	505	531
	San Diego CA Unified School District GO	0.000%	7/1/2029	65	60
	San Diego CA Unified School District GO	5.000%	7/1/2029	890	951
	San Diego CA Unified School District GO	5.000%	7/1/2029	75	80
	San Diego CA Unified School District GO	5.000%	7/1/2029	1,200	1,283
	San Diego CA Unified School District GO	0.000%	7/1/2030	795	713
	San Diego CA Unified School District GO	0.000%	7/1/2030	2,150	1,928
	San Diego CA Unified School District GO	5.000%	7/1/2030	170	185
	San Diego CA Unified School District GO	5.000%	7/1/2030	170	185
	San Diego CA Unified School District GO	5.000%	7/1/2030	95	104
	San Diego CA Unified School District GO	0.000%	7/1/2031	450	390
	San Diego CA Unified School District GO	5.000%	7/1/2031	485	537
	San Diego CA Unified School District GO	5.000%	7/1/2031	205	227
	San Diego CA Unified School District GO	5.000%	7/1/2031	350	388
	San Diego CA Unified School District GO	0.000%	7/1/2032	90	75
	San Diego CA Unified School District GO	4.000%	7/1/2032	560	592
	San Diego CA Unified School District GO	5.000%	7/1/2032	255	286
	San Diego CA Unified School District GO	5.000%	7/1/2032	415	466
	San Diego CA Unified School District GO	4.000%	7/1/2033	245	258
	San Diego CA Unified School District GO	5.000%	7/1/2034	330	378
	San Diego CA Unified School District GO	0.000%	7/1/2035	220	163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	0.000%	7/1/2036	145	102
	San Diego CA Unified School District GO	3.000%	7/1/2036	865	815
	San Diego CA Unified School District GO	4.000%	7/1/2036	200	205
	San Diego CA Unified School District GO	0.000%	7/1/2037	2,300	1,541
	San Diego CA Unified School District GO	3.000%	7/1/2037	440	404
	San Diego CA Unified School District GO	4.000%	7/1/2037	110	110
	San Diego CA Unified School District GO	0.000%	7/1/2038	210	133
	San Diego CA Unified School District GO	3.000%	7/1/2038	1,000	900
	San Diego CA Unified School District GO	0.000%	7/1/2039	1,495	894
	San Diego CA Unified School District GO	3.000%	7/1/2039	50	44
	San Diego CA Unified School District GO	0.000%	7/1/2040	1,000	565
	San Diego CA Unified School District GO	3.125%	7/1/2040	30	26
	San Diego CA Unified School District GO	5.000%	7/1/2040	340	367
	San Diego CA Unified School District GO	0.000%	7/1/2041	1,050	562
	San Diego CA Unified School District GO	5.000%	7/1/2041	120	130
	San Diego CA Unified School District GO	5.000%	7/1/2041	1,400	1,572
	San Diego CA Unified School District GO	0.000%	7/1/2042	1,745	889
	San Diego CA Unified School District GO	3.125%	7/1/2042	625	532
	San Diego CA Unified School District GO	5.000%	7/1/2042	160	170
	San Diego CA Unified School District GO	5.000%	7/1/2042	75	81
	San Diego CA Unified School District GO	5.000%	7/1/2042	535	599
	San Diego CA Unified School District GO	0.000%	7/1/2043	590	286
	San Diego CA Unified School District GO	5.000%	7/1/2043	390	415
	San Diego CA Unified School District GO	5.000%	7/1/2043	420	450
	San Diego CA Unified School District GO	5.000%	7/1/2043	695	775
	San Diego CA Unified School District GO	0.000%	7/1/2044	3,385	1,561
	San Diego CA Unified School District GO	3.000%	7/1/2044	590	474
	San Diego CA Unified School District GO	4.000%	7/1/2044	640	608
	San Diego CA Unified School District GO	5.000%	7/1/2044	670	714
	San Diego CA Unified School District GO	5.000%	7/1/2044	500	556
	San Diego CA Unified School District GO	0.000%	7/1/2045	1,760	772
	San Diego CA Unified School District GO	0.000%	7/1/2045	100	44
	San Diego CA Unified School District GO	2.000%	7/1/2045	895	577
	San Diego CA Unified School District GO	2.250%	7/1/2045	150	101
	San Diego CA Unified School District GO	5.000%	7/1/2045	1,030	1,143
	San Diego CA Unified School District GO	4.000%	7/1/2046	1,720	1,627
	San Diego CA Unified School District GO	5.000%	7/1/2046	350	372
	San Diego CA Unified School District GO	5.000%	7/1/2046	10	11
	San Diego CA Unified School District GO	0.000%	7/1/2047	910	358
	San Diego CA Unified School District GO	4.000%	7/1/2047	4,230	3,978
	San Diego CA Unified School District GO	4.250%	7/1/2047	10	10
	San Diego CA Unified School District GO	4.450%	7/1/2047	100	100
	San Diego CA Unified School District GO	5.000%	7/1/2047	210	212
	San Diego CA Unified School District GO	5.000%	7/1/2047	350	370
	San Diego CA Unified School District GO	5.000%	7/1/2047	970	1,025
	San Diego CA Unified School District GO	3.250%	7/1/2048	1,160	916
	San Diego CA Unified School District GO	5.000%	7/1/2048	2,565	2,670
	San Diego CA Unified School District GO	5.000%	7/1/2048	125	130
	San Diego CA Unified School District GO	0.000%	7/1/2049	3,485	1,181
	San Diego CA Unified School District GO	4.000%	7/1/2049	495	457
	San Diego CA Unified School District GO	5.000%	7/1/2049	990	1,032
	San Diego CA Unified School District GO	2.300%	7/1/2050	45	28
	San Diego CA Unified School District GO	3.000%	7/1/2050	1,610	1,169
	San Diego CA Unified School District GO	4.000%	7/1/2050	2,225	2,047
	San Diego CA Unified School District GO	4.000%	7/1/2050	20	18
	San Diego CA Unified School District GO	4.125%	7/1/2050	1,210	1,147
	San Diego CA Unified School District GO	5.000%	7/1/2050	2,505	2,617
	San Diego CA Unified School District GO	4.000%	7/1/2051	50	46
	San Diego CA Unified School District GO	4.250%	7/1/2052	1,270	1,221
	San Diego CA Unified School District GO	4.550%	7/1/2052	550	551
	San Diego CA Unified School District GO	4.000%	7/1/2053	1,990	1,831
	San Diego CA Unified School District GO	4.000%	7/1/2053	3,270	3,009
	San Diego CA Unified School District GO	5.000%	7/1/2053	765	790
	San Diego CA Unified School District GO	4.000%	7/1/2054	1,720	1,570
	San Diego CA Unified School District GO	5.000%	7/1/2055	1,530	1,588
[2]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/2042	185	155
[2]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/2032	0.000%	7/1/2047	1,000	814
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2040	755	784
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2041	1,790	1,819
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2047	440	429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2048	330	318
	San Diego Community College District GO	5.000%	8/1/2027	180	185
	San Diego Community College District GO	5.000%	8/1/2030	1,250	1,368
	San Diego Community College District GO	5.000%	8/1/2032	2,235	2,525
	San Diego Community College District GO	5.000%	8/1/2033	1,000	1,141
	San Diego Community College District GO	3.000%	8/1/2034	420	420
	San Diego Community College District GO	5.000%	8/1/2039	20	22
	San Diego Community College District GO	5.000%	8/1/2040	10	11
	San Diego Community College District GO	4.000%	8/1/2042	260	253
	San Diego Community College District GO	5.000%	8/1/2042	310	336
	San Diego Community College District GO	4.000%	8/1/2043	995	967
	San Diego Community College District GO	5.000%	8/1/2043	50	54
	San Diego Community College District GO	5.000%	8/1/2044	300	322
	San Diego Community College District GO	5.000%	8/1/2045	130	140
	San Diego Community College District GO	4.000%	8/1/2050	2,415	2,252
	San Diego Community College District GO	5.000%	8/1/2055	5,405	5,632
	San Diego Community College District GO, Prere.	6.000%	8/1/2027	80	83
	San Diego County CA COP	5.000%	10/1/2048	1,555	1,620
	San Diego County CA COP	5.000%	10/1/2053	1,560	1,608
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	280	296
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	475	501
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	110	116
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	160	168
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	15	16
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	440	441
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	380	393
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,160	1,170
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	1,440	1,485
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	30	30
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2046	215	203
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	755	783
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	1,060	1,067
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	2,065	2,107
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	200	212
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	960	871
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2051	1,660	1,702
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2055	750	786
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	2,220	1,974
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	2,255	2,303
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2028	810	847
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2029	135	144
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2030	495	538
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2031	680	752
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2031	255	282
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2032	630	706
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2033	1,010	1,147
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2034	60	68
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2034	1,245	1,425
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2035	60	67
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2035	655	754
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2036	250	289
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2037	550	607
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2038	145	159
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2040	250	277
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2042	250	273
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2045	1,565	1,625
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2046	250	267
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2047	5	5
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2048	180	185
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2047	1,285	1,336
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2052	1,695	1,740
	San Diego County Water Authority Water Revenue	5.000%	5/1/2028	2,465	2,562
	San Diego County Water Authority Water Revenue	5.000%	5/1/2028	300	300
	San Diego County Water Authority Water Revenue	5.000%	5/1/2030	435	472
	San Diego County Water Authority Water Revenue	5.000%	5/1/2030	200	217
	San Diego County Water Authority Water Revenue	5.000%	5/1/2031	80	88
	San Diego County Water Authority Water Revenue	5.000%	5/1/2031	205	226
	San Diego County Water Authority Water Revenue	5.000%	5/1/2032	45	49
	San Diego County Water Authority Water Revenue	4.000%	5/1/2033	115	120
	San Diego County Water Authority Water Revenue	4.000%	5/1/2034	80	83

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Water Authority Water Revenue	4.000%	5/1/2035	220	228
San Diego County Water Authority Water Revenue	4.000%	5/1/2036	95	98
San Diego County Water Authority Water Revenue	4.000%	5/1/2037	475	486
San Diego County Water Authority Water Revenue	4.000%	5/1/2038	195	198
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2028	500	523
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2029	15	16
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	400	434
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2030	2,500	2,723
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2032	750	837
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2032	925	1,034
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	500	568
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	500	571
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2036	1,000	1,145
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2036	2,000	2,292
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2037	3,000	3,403
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2038	3,000	3,370
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2043	2,880	2,965
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	440	423
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	790	822
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	1,815	1,868
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2048	1,520	1,611
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	110	115
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/2049	1,235	906
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2049	90	94
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	1,105	1,160
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2051	1,000	1,051
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2052	975	1,004
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	1,240	1,119
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	1,410	1,459
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2055	1,500	1,555
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2056	1,165	1,209
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2056	150	156
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2028	235	248
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2029	10	11
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2030	455	497
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2031	505	558
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2032	355	397
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2033	155	175
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2034	530	603
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2035	545	622
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2036	250	283
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2037	260	292
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2038	290	322
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2039	20	22
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2041	1,010	1,098
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2042	515	556
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2043	330	354
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2044	165	176
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2045	395	420
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2046	500	528
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2047	5	5
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2050	500	523
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	2,155	2,260
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	190	195
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2048	750	696
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2049	340	355
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2050	1,155	1,045
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	1,890	1,968
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	380	390
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2027	100	102
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2027	1,465	1,501
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2028	205	215
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2028	65	68
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2029	210	225
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2029	95	102
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2030	300	321
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2030	275	300
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2030	320	349
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2031	170	188
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2031	80	89

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2032	1,180	1,324
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2033	490	556
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2033	505	573
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2035	285	290
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	170	180
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	1,635	1,878
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	540	620
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2036	45	42
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	1,495	1,523
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	300	342
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2037	75	68
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	810	812
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2037	1,375	1,552
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2037	250	254
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	150	133
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	315	279
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2038	45	50
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2039	275	294
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2039	720	797
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	285	196
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	410	436
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	2,245	2,465
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	1,045	1,141
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2042	250	241
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	300	326
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	1,295	1,403
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	875	843
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	710	766
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2045	1,750	1,686
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	795	855
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2046	1,030	629
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2047	1,135	1,072
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	775	782
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	575	605
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	185	135
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	3,125	2,244
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	500	362
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	5,115	4,927
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2032	90	91
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2036	425	426
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2037	370	370
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2038	540	536
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2039	1,130	1,109
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	250	197
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2032	70	70
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	4/1/2045	100	96
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2047	885	901
	San Francisco CA City & County COP	5.000%	4/1/2030	505	546
	San Francisco CA City & County COP	5.000%	4/1/2032	500	556
	San Francisco CA City & County COP	5.000%	4/1/2034	1,005	1,141
	San Francisco CA City & County COP	5.000%	4/1/2035	1,000	1,141
	San Francisco CA City & County COP	5.000%	4/1/2037	555	623
	San Francisco CA City & County COP	5.000%	4/1/2038	800	890
	San Francisco CA City & County COP	4.000%	4/1/2039	500	482
	San Francisco CA City & County COP	5.000%	4/1/2039	400	440
	San Francisco CA City & County COP	5.000%	4/1/2040	320	349
	San Francisco CA City & County COP	5.000%	4/1/2041	510	550
	San Francisco CA City & County GO	5.000%	6/15/2027	345	352
	San Francisco CA City & County GO	5.000%	6/15/2027	100	102
	San Francisco CA City & County GO	5.000%	6/15/2028	130	136
	San Francisco CA City & County GO	5.000%	6/15/2028	335	350
	San Francisco CA City & County GO	5.000%	6/15/2029	260	278
	San Francisco CA City & County GO	5.000%	6/15/2029	955	998
	San Francisco CA City & County GO	5.000%	6/15/2029	1,220	1,303
	San Francisco CA City & County GO	5.000%	6/15/2030	270	293
	San Francisco CA City & County GO	5.000%	6/15/2030	450	469
	San Francisco CA City & County GO	5.000%	6/15/2030	485	527
	San Francisco CA City & County GO	5.000%	6/15/2031	490	510
	San Francisco CA City & County GO	5.000%	6/15/2031	120	132
	San Francisco CA City & County GO	5.000%	6/15/2031	415	458

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA City & County GO	4.000%	6/15/2032	215	219
San Francisco CA City & County GO	5.000%	6/15/2032	175	196
San Francisco CA City & County GO	5.000%	6/15/2032	315	352
San Francisco CA City & County GO	5.000%	6/15/2033	290	323
San Francisco CA City & County GO	5.000%	6/15/2033	235	266
San Francisco CA City & County GO	5.000%	6/15/2034	845	964
San Francisco CA City & County GO	5.000%	6/15/2035	455	514
San Francisco CA City & County GO	2.000%	6/15/2039	175	127
San Francisco CA City & County GO	5.000%	6/15/2039	500	547
San Francisco CA City & County Lease COP	5.000%	4/1/2036	270	306
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	320	321
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	60	60
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	250	251
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	500	502
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	755	758
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	15	15
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	950	980
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	185	191
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	465	467
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	645	664
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	10	10
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	520	535
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	5	5
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	220	237
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2030	140	140
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	225	246
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	245	252
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	630	688
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	110	122
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	385	428
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	620	688
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	490	503
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	1,150	1,289
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	15	15
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	600	673
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	505	566
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	405	459
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	10	11
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	350	358
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	325	365
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	2,180	2,485
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	1,095	1,224
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	250	285
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	500	573
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2036	805	805
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	185	206
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	250	282
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	685	786
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	320	363
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2037	15	17
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2038	1,110	1,129
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	392	428
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	10	11
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	4,305	4,107
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	410	443
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	205	232
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	40	40
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	500	496
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,100	1,243
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	940	926
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	610	651
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2045	430	448
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2048	1,045	1,106
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2048	200	212
San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/2050	2,280	1,655
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	840	775
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	1,555	1,435
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	2,200	2,263
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	300	303
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	420	438

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2052	1,380	1,447
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2055	2,700	2,786
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	2,780	2,924
San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	250	266
San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	500	528
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2027	85	87
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2027	90	92
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2028	140	146
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2028	85	89
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2029	500	532
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2030	210	223
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2031	1,615	1,710
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2031	150	165
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	225	238
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	160	175
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	545	574
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	275	289
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	125	136
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	50	52
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	190	206
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	75	78
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	250	269
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2037	50	51
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	1,030	1,073
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	20	22
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2038	30	30
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	190	197
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2039	175	181
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2041	10	11
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2042	95	102
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	745	790
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2044	165	175
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	2,000	2,123
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2046	1,105	1,204
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2047	4,715	4,737
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2048	2,300	2,323
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2048	1,420	1,496
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	1,530	1,552

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	415	431
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2050	1,835	1,860
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2051	1,515	1,576
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2052	2,295	2,105
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	2,255	2,308
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2053	135	139
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2056	1,575	1,627
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue (San Francisco Airport Commission Project)	5.000%	5/1/2029	105	112
San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/2048	1,005	1,050
San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	665	610
San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	585	536
San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/2053	1,270	1,305
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2026	805	807
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	1,495	1,574
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	40	42
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	400	430
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	140	150
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	415	453
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	45	49
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	605	671
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	105	116
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2032	300	336
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2033	180	201
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	1,600	1,774
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	10	11
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	370	407
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	900	991
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2036	575	629
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	255	277
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	360	389
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	80	88
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	100	107
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	725	790
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	500	567
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2040	330	357
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/2040	110	119
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	320	341
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	230	248
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	2,190	2,127
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	2,000	1,945
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2042	355	382
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/2042	340	367
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2043	860	797
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	1,010	1,028
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	900	949
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	370	396
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	675	710
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	55	59
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	1,065	1,130
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2046	200	188
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	190	199
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2048	775	731
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2049	135	126
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	540	562
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2050	1,290	1,191
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2051	1,440	1,320
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	2,860	2,948
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	240	247
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	3,995	4,114
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/2026	4,400	4,395
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	5	5
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	60	67

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2041	1,820	1,821
	San Francisco Community College District GO	2.250%	6/15/2045	645	412
	San Francisco Community College District GO	3.000%	6/15/2045	1,025	800
	San Francisco Community College District GO	4.000%	6/15/2045	1,210	1,147
[4]	San Francisco Community College District GO	5.250%	6/15/2049	1,470	1,543
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2027	265	267
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2028	210	211
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2029	285	287
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2030	210	207
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2031	85	83
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2032	175	168
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2033	370	352
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2034	255	240
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	850	780
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	700	644
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	810	727
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/2051	45	46
	San Francisco Unified School District GO	5.000%	6/15/2027	495	505
	San Francisco Unified School District GO	4.000%	6/15/2033	5,000	5,002
	San Francisco Unified School District GO	4.000%	6/15/2034	35	35
	San Francisco Unified School District GO	3.500%	6/15/2035	215	207
	San Francisco Unified School District GO	5.000%	6/15/2038	225	236
	San Francisco Unified School District GO	3.000%	6/15/2039	1,325	1,131
	San Francisco Unified School District GO	5.000%	6/15/2039	55	58
	San Francisco Unified School District GO	3.000%	6/15/2040	940	781
	San Francisco Unified School District GO	5.000%	6/15/2041	235	244
[7]	San Francisco Unified School District GO	5.000%	6/15/2047	500	524
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/2041	965	890
	San Joaquin Delta Community College District GO	5.000%	8/1/2051	1,050	1,094
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2028	10	10
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	295	244
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	505	544
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	1,285	1,311
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	15	15
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	125	87
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2049	325	325
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	1,005	869
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	285	283
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	180	174
	San Jose CA GO	5.000%	9/1/2028	410	432
	San Jose CA GO	5.000%	9/1/2029	540	574
	San Jose CA GO	5.000%	9/1/2030	185	196
	San Jose CA GO	5.000%	9/1/2031	1,315	1,392
	San Jose CA GO	5.000%	9/1/2032	1,405	1,484
	San Jose CA GO	5.000%	9/1/2033	150	158
	San Jose CA GO	5.000%	9/1/2034	180	189
	San Jose CA GO	5.000%	9/1/2047	100	102
	San Jose Evergreen Community College District GO	3.000%	9/1/2041	65	54
	San Jose Evergreen Community College District GO	2.500%	9/1/2042	1,500	1,128
	San Jose Evergreen Community College District GO	4.000%	9/1/2042	25	24
	San Jose Evergreen Community College District GO	4.000%	9/1/2043	1,605	1,559
	San Jose Evergreen Community College District GO	4.000%	9/1/2045	1,580	1,530
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	1,040	1,089
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	490	502
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2034	370	376
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	705	715
	San Jose Unified School District GO	2.125%	8/1/2038	175	136
	San Jose Unified School District GO	5.250%	8/1/2050	400	426
	San Juan Unified School District GO	5.000%	8/1/2027	10	10
	San Juan Unified School District GO	4.000%	8/1/2046	585	556
	San Juan Unified School District GO	4.000%	8/1/2049	735	688
	San Luis Coastal Unified School District GO	4.000%	8/1/2046	500	475
	San Luis Coastal Unified School District GO	5.000%	8/1/2050	25	26
[4]	San Luis Obispo County Financing Authority Water Revenue	4.000%	9/1/2038	150	145
	San Marcos Unified School District GO	4.000%	8/1/2038	175	175
	San Marcos Unified School District GO	0.000%	8/1/2047	65	25
	San Marcos Unified School District GO	5.250%	8/1/2050	1,580	1,673
	San Marcos Unified School District GO	0.000%	8/1/2051	1,380	443
	San Marcos Unified School District GO	5.250%	8/1/2055	465	489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo CA Foster City School District GO	2.375%	8/1/2044	1,000	714
	San Mateo CA Foster City School District GO	4.000%	8/1/2051	455	424
[3]	San Mateo County Community College District GO	0.000%	9/1/2027	105	102
[3]	San Mateo County Community College District GO	0.000%	9/1/2030	50	44
[3]	San Mateo County Community College District GO	0.000%	9/1/2032	125	103
[3]	San Mateo County Community College District GO	0.000%	9/1/2034	320	242
[3]	San Mateo County Community College District GO	0.000%	9/1/2036	320	221
	San Mateo County Community College District GO	5.000%	9/1/2045	2,235	2,288
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/2032	200	225
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/2033	285	324
	San Mateo Foster City CA School District GO	6.625%	8/1/2042	1,305	1,456
	San Mateo Foster City CA School District GO	2.500%	8/1/2046	100	70
	San Mateo Foster City CA School District GO	4.000%	8/1/2048	1,080	1,031
	San Mateo Foster City CA School District GO	2.500%	8/1/2051	20	13
	San Mateo Foster City CA School District GO	5.000%	8/1/2051	500	521
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2044	1,015	946
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2049	2,320	2,398
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2034	950	985
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	370	282
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	2,050	1,271
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/2052	865	784
[3]	San Mateo Union High School District GO	0.000%	9/1/2026	1,000	1,000
[2]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	1,970	2,128
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/2046	2,100	1,669
[2]	San Mateo Union High School District GO, 7.000% coupon rate effective 9/1/2034	0.000%	7/1/2051	515	397
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2045	1,205	1,231
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2049	440	441
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2054	210	186
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	2,855	1,505
	Santa Barbara Secondary High School District GO	0.000%	8/1/2041	595	308
	Santa Clara County CA GO	5.000%	8/1/2031	350	357
	Santa Clara County CA GO	5.000%	8/1/2032	65	66
	Santa Clara County CA GO	5.000%	8/1/2033	10	10
	Santa Clara County CA GO	3.000%	8/1/2035	420	390
	Santa Clara County CA GO	3.000%	8/1/2036	350	323
	Santa Clara County CA GO	4.000%	8/1/2038	95	95
	Santa Clara County CA GO	3.250%	8/1/2039	310	272
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2029	80	86
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/2032	90	90
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2034	55	52
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/2035	2,110	2,135
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2035	370	342
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2037	215	194
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2037	1,875	1,677
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2043	895	858
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/2045	2,010	1,886
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2047	1,305	1,011
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.750%	11/1/2047	550	486
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.750%	11/1/2048	500	435
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2049	655	492
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2050	20	19
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2051	710	651
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2053	500	453
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.125%	11/1/2055	1,000	942
	Santa Clara Unified School District GO	4.000%	7/1/2027	105	107
	Santa Clara Unified School District GO	4.000%	7/1/2028	545	562
	Santa Clara Unified School District GO	4.000%	7/1/2029	1,085	1,133
	Santa Clara Unified School District GO	4.000%	7/1/2030	45	47
	Santa Clara Unified School District GO	5.000%	7/1/2031	90	100
	Santa Clara Unified School District GO	4.000%	7/1/2032	275	292
	Santa Clara Unified School District GO	3.000%	7/1/2034	685	685
	Santa Clara Unified School District GO	3.000%	7/1/2035	640	640
	Santa Clara Unified School District GO	5.000%	8/1/2035	1,515	1,750
	Santa Clara Unified School District GO	3.000%	7/1/2036	120	109
	Santa Clara Unified School District GO	5.000%	8/1/2036	120	137
	Santa Clara Unified School District GO	4.000%	8/1/2041	1,000	1,004
	Santa Clara Unified School District GO	3.500%	7/1/2042	225	198
	Santa Clara Unified School District GO	3.250%	7/1/2044	845	846
	Santa Clara Unified School District GO	4.000%	7/1/2048	200	200
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2027	200	203

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2028	565	588
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2029	1,305	1,392
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2030	80	87
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2031	225	249
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2032	235	264
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2033	745	847
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2034	1,550	1,751
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2035	40	45
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2036	160	178
Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue	5.000%	8/1/2047	525	547
Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/2026	270	271
Santa Clara Valley Water District Water Revenue	5.000%	6/1/2050	70	73
Santa Clara Valley Water District Water Revenue	5.000%	6/1/2052	175	181
Santa Clara Valley Water District Water Revenue	5.000%	6/1/2054	55	57
Santa Maria Joint Union High School District GO	2.500%	8/1/2046	1,500	1,049
Santa Monica Community College District GO	5.000%	8/1/2043	3,140	3,203
Santa Monica Community College District GO	4.000%	8/1/2045	1,000	955
Santa Monica Community College District GO	5.000%	8/1/2045	625	653
Santa Monica Community College District GO	4.000%	8/1/2047	115	108
Santa Monica-Malibu Unified School District GO	5.000%	8/1/2040	275	292
Santa Monica-Malibu Unified School District GO	5.000%	8/1/2041	300	317
Santa Monica-Malibu Unified School District GO	4.000%	8/1/2044	285	267
Santa Monica-Malibu Unified School District GO	2.250%	8/1/2047	155	99
Santa Monica-Malibu Unified School District GO	5.000%	8/1/2050	1,560	1,621
Santa Monica-Malibu Unified School District GO	4.250%	8/1/2052	200	191
Santa Monica-Malibu Unified School District GO	5.000%	8/1/2054	1,230	1,271
Santa Monica-Malibu Unified School District GO	4.125%	8/1/2055	250	232
Santa Monica-Malibu Unified School District GO	5.000%	8/1/2055	840	867
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2033	625	677
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2034	290	315
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2035	460	493
Santa Rosa High School District GO	4.000%	8/1/2049	480	445
Santa Rosa High School District GO	5.250%	8/1/2050	330	347
Santa Rosa High School District GO	5.000%	8/1/2053	305	313
Santa Rosa High School District GO	4.750%	8/1/2054	1,375	1,384
Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/2044	1,525	1,060
Sequoia Union High School District GO	5.000%	7/1/2027	265	271
Sequoia Union High School District GO	3.000%	7/1/2034	115	109
Sequoia Union High School District GO	4.000%	7/1/2052	400	361
Sierra Joint Community College District GO	2.000%	8/1/2046	1,635	1,052
Silicon Valley Clean Water Sewer Revenue	3.500%	8/1/2048	200	164
Solano County Community College District GO	5.125%	8/1/2041	5	5
Solano County Community College District GO	4.000%	8/1/2046	1,000	928
Sonoma County Junior College District GO	5.000%	8/1/2041	805	806
South San Francisco Unified School District GO	4.000%	9/1/2048	170	162
South San Francisco Unified School District GO	4.000%	9/1/2052	540	499
Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2027	245	244
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2027	185	186
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	465	475
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	780	797
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2027	1,295	1,331
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	2,345	2,376
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	930	982
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	855	916
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	500	536
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	550	593
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2030	120	121
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	1,460	1,544
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2031	750	830
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	835	881
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	210	233
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2031	750	837
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2032	1,970	2,212
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2032	260	293
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2032	1,395	1,467
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2033	1,490	1,693
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2034	1,265	1,450
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2034	1,000	1,047
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2035	770	876
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2035	570	595

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2036	390	440
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2036	455	501
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2036	115	120
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	590	667
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2037	805	835
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2038	340	381
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	160	170
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	240	248
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	475	501
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	435	449
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	2,470	2,599
Southern California Metropolitan Water District Water Revenue	4.000%	7/1/2045	65	61
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2045	195	201
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2046	45	47
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2048	315	329
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2049	90	94
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2049	500	511
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2051	1,965	2,027
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2053	100	103
Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	725	756
Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	390	421
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	130	130
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	985	1,027
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2032	1,050	1,147
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2034	1,500	1,654
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	685	737
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	500	554
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	170	182
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	500	546
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2038	575	622
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2039	2,545	2,712
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2041	15	16
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2042	750	787
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2043	750	780
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2045	500	518
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2047	1,900	1,948
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2050	2,355	2,389
Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	180	185
Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	1,920	1,989
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2027	50	51
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2028	135	141
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2029	780	827
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2030	650	698
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2031	725	785
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2032	1,895	2,070
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2033	210	231
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2034	25	28
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2035	105	116
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	1,130	1,223
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2039	205	215
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2040	510	532
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2048	1,130	1,148
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	2,060	2,120
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2027	505	515
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	865	902
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	1,265	1,341
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	925	994
Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	550	596
Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	555	612
Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,430	1,526
Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2039	340	358
Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2046	160	164
Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2053	740	747
Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	445	445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	1,030	1,125
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	555	610
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	370	385
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	20	21
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	1,100	1,134
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2049	240	244
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	100	104
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2053	920	927
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	4,265	4,438
	Southern California Water Replenishment District	4.000%	8/1/2056	1,000	923
	Southwestern Community College District GO	5.250%	8/1/2027	1,750	1,796
	Southwestern Community College District GO	5.250%	8/1/2028	1,600	1,687
	Southwestern Community College District GO	2.375%	8/1/2046	525	349
	Southwestern Community College District GO	4.000%	8/1/2046	275	257
	Southwestern Community College District GO	4.000%	8/1/2047	690	642
	Southwestern Community College District GO	5.250%	8/1/2051	1,000	1,054
	Southwestern Community College District GO	5.250%	8/1/2055	1,680	1,760
	State Center Community College District GO	5.000%	8/1/2046	545	581
	State Center Community College District GO	5.000%	8/1/2047	675	705
[1]	Stockton Unified School District GO	0.000%	8/1/2027	280	273
[4]	Stockton Unified School District GO	5.000%	8/1/2049	500	516
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2045	365	343
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2050	1,265	1,153
	Sunnyvale School District GO	5.000%	9/1/2056	325	337
[1]	Sweetwater Union High School District GO	3.375%	8/1/2040	445	393
[1]	Sweetwater Union High School District GO	0.000%	8/1/2042	2,000	906
	Sweetwater Union High School District GO	4.000%	8/1/2042	430	397
[4]	Sweetwater Union High School District GO	4.000%	8/1/2047	1,210	1,085
	Sweetwater Union High School District GO	5.000%	8/1/2052	2,495	2,555
	Tamalpais Union High School District GO	4.000%	8/1/2043	1,000	1,002
	Tamalpais Union High School District GO	4.000%	8/1/2044	1,000	995
	Tamalpais Union High School District GO	4.000%	8/1/2045	1,000	990
	Tamalpais Union High School District GO	4.000%	8/1/2048	965	932
	Tamalpais Union High School District GO	4.125%	8/1/2049	400	392
	Tamalpais Union High School District GO	4.125%	8/1/2050	605	587
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2049	200	196
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), ETM	5.000%	1/1/2027	300	303
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), Prere.	5.000%	1/1/2027	165	166
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	755	758
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	785	811
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2044	700	719
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2046	265	266
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	190	92
[1]	Twin Rivers Unified School District GO	3.375%	8/1/2043	1,460	1,223
[1]	Twin Rivers Unified School District GO	4.000%	8/1/2043	705	663
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2044	2,160	925
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/2030	3,530	3,821
	University of California College & University Revenue	5.000%	11/15/2026	3,000	3,016
	University of California College & University Revenue	4.000%	5/15/2027	70	71
	University of California College & University Revenue	5.000%	5/15/2027	455	463
	University of California College & University Revenue	5.000%	5/15/2027	115	117
	University of California College & University Revenue	5.000%	5/15/2027	145	148
	University of California College & University Revenue	5.000%	5/15/2027	55	56
	University of California College & University Revenue	5.000%	5/15/2027	340	346
	University of California College & University Revenue	5.000%	5/15/2027	1,085	1,105
	University of California College & University Revenue	5.000%	5/15/2027	35	36
	University of California College & University Revenue	5.000%	11/15/2027	4,005	4,129
	University of California College & University Revenue	5.000%	11/15/2027	60	62
	University of California College & University Revenue	4.000%	5/15/2028	440	452
	University of California College & University Revenue	5.000%	5/15/2028	110	115
	University of California College & University Revenue	5.000%	5/15/2028	195	203
	University of California College & University Revenue	5.000%	5/15/2028	410	417
	University of California College & University Revenue	5.000%	5/15/2028	1,120	1,169

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/2028	160	167
University of California College & University Revenue	5.000%	5/15/2028	1,810	1,889
University of California College & University Revenue	5.000%	5/15/2028	105	110
University of California College & University Revenue	5.000%	11/15/2028	5	5
University of California College & University Revenue	4.000%	5/15/2029	30	31
University of California College & University Revenue	5.000%	5/15/2029	35	37
University of California College & University Revenue	5.000%	5/15/2029	5	5
University of California College & University Revenue	5.000%	5/15/2029	1,120	1,191
University of California College & University Revenue	5.000%	5/15/2029	2,150	2,286
University of California College & University Revenue	5.000%	5/15/2029	255	259
University of California College & University Revenue	5.000%	5/15/2029	1,255	1,335
University of California College & University Revenue	5.000%	5/15/2029	330	351
University of California College & University Revenue	5.000%	5/15/2029	3,010	3,201
University of California College & University Revenue	5.000%	5/15/2029	550	585
University of California College & University Revenue	5.000%	5/15/2029	255	271
University of California College & University Revenue	5.000%	11/15/2029	10	11
University of California College & University Revenue	4.000%	5/15/2030	65	66
University of California College & University Revenue	5.000%	5/15/2030	610	620
University of California College & University Revenue	5.000%	5/15/2030	20	22
University of California College & University Revenue	5.000%	5/15/2030	400	432
University of California College & University Revenue	5.000%	5/15/2030	3,260	3,520
University of California College & University Revenue	5.000%	5/15/2030	805	869
University of California College & University Revenue	5.000%	5/15/2030	85	92
University of California College & University Revenue	5.000%	5/15/2030	335	348
University of California College & University Revenue	5.000%	5/15/2030	8,435	9,107
University of California College & University Revenue	5.000%	11/15/2030	1,000	1,088
University of California College & University Revenue	4.000%	5/15/2031	245	249
University of California College & University Revenue	5.000%	5/15/2031	1,875	1,945
University of California College & University Revenue	5.000%	5/15/2031	85	86
University of California College & University Revenue	5.000%	5/15/2031	180	197
University of California College & University Revenue	5.000%	5/15/2031	605	662
University of California College & University Revenue	5.000%	5/15/2031	1,420	1,554
University of California College & University Revenue	5.000%	5/15/2031	2,700	2,955
University of California College & University Revenue	5.000%	5/15/2031	50	55
University of California College & University Revenue	5.000%	5/15/2031	200	215
University of California College & University Revenue	5.000%	5/15/2031	1,410	1,543
University of California College & University Revenue	5.000%	5/15/2031	110	120
University of California College & University Revenue	5.000%	5/15/2031	410	449
University of California College & University Revenue	5.000%	11/15/2031	565	622
University of California College & University Revenue	5.000%	5/15/2032	170	176
University of California College & University Revenue	5.000%	5/15/2032	515	553
University of California College & University Revenue	5.000%	5/15/2032	6,885	7,619
University of California College & University Revenue	5.000%	5/15/2032	1,085	1,201
University of California College & University Revenue	5.000%	5/15/2032	815	827
University of California College & University Revenue	5.000%	5/15/2032	1,175	1,300
University of California College & University Revenue	5.000%	5/15/2032	585	647
University of California College & University Revenue	5.000%	5/15/2032	75	83
University of California College & University Revenue	5.000%	5/15/2032	1,530	1,693
University of California College & University Revenue	5.000%	5/15/2032	1,020	1,129
University of California College & University Revenue	4.000%	5/15/2033	350	352
University of California College & University Revenue	5.000%	5/15/2033	695	719
University of California College & University Revenue	5.000%	5/15/2033	25	28
University of California College & University Revenue	5.000%	5/15/2033	1,545	1,728
University of California College & University Revenue	5.000%	5/15/2033	10	11
University of California College & University Revenue	5.000%	5/15/2033	2,095	2,343
University of California College & University Revenue	5.000%	5/15/2033	490	548
University of California College & University Revenue	5.000%	5/15/2033	1,450	1,622
University of California College & University Revenue	5.000%	5/15/2033	4,135	4,624
University of California College & University Revenue	5.000%	5/15/2033	25	28
University of California College & University Revenue	5.000%	5/15/2033	820	917
University of California College & University Revenue	5.000%	5/15/2033	1,000	1,118
University of California College & University Revenue	5.000%	11/15/2033	845	949
University of California College & University Revenue	4.000%	5/15/2034	100	100
University of California College & University Revenue	5.000%	5/15/2034	5	5
University of California College & University Revenue	5.000%	5/15/2034	185	191
University of California College & University Revenue	5.000%	5/15/2034	720	770
University of California College & University Revenue	5.000%	5/15/2034	1,025	1,139
University of California College & University Revenue	5.000%	5/15/2034	1,275	1,435
University of California College & University Revenue	5.000%	5/15/2034	580	653
University of California College & University Revenue	5.000%	5/15/2034	1,870	2,105

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/2034	1,200	1,351
University of California College & University Revenue	5.000%	11/15/2034	500	564
University of California College & University Revenue	5.000%	11/15/2034	550	621
University of California College & University Revenue	4.000%	5/15/2035	295	296
University of California College & University Revenue	5.000%	5/15/2035	405	418
University of California College & University Revenue	5.000%	5/15/2035	2,100	2,237
University of California College & University Revenue	5.000%	5/15/2035	235	257
University of California College & University Revenue	5.000%	5/15/2035	250	276
University of California College & University Revenue	5.000%	5/15/2035	1,995	2,199
University of California College & University Revenue	5.000%	5/15/2035	1,755	1,935
University of California College & University Revenue	5.000%	5/15/2035	2,080	2,321
University of California College & University Revenue	5.000%	5/15/2035	1,365	1,523
University of California College & University Revenue	5.000%	5/15/2035	4,650	5,188
University of California College & University Revenue	5.000%	5/15/2035	1,225	1,383
University of California College & University Revenue	5.000%	5/15/2035	1,030	1,163
University of California College & University Revenue	5.000%	5/15/2035	1,500	1,693
University of California College & University Revenue	5.000%	11/15/2035	820	927
University of California College & University Revenue	5.000%	11/15/2035	805	910
University of California College & University Revenue	5.000%	5/15/2036	485	491
University of California College & University Revenue	5.000%	5/15/2036	250	258
University of California College & University Revenue	5.000%	5/15/2036	3,225	3,421
University of California College & University Revenue	5.000%	5/15/2036	125	136
University of California College & University Revenue	5.000%	5/15/2036	5	5
University of California College & University Revenue	5.000%	5/15/2036	1,185	1,295
University of California College & University Revenue	5.000%	5/15/2036	1,845	2,039
University of California College & University Revenue	5.000%	5/15/2036	325	329
University of California College & University Revenue	5.000%	5/15/2036	510	564
University of California College & University Revenue	5.000%	5/15/2036	680	760
University of California College & University Revenue	5.000%	5/15/2036	2,245	2,508
University of California College & University Revenue	5.000%	5/15/2036	13,245	14,946
University of California College & University Revenue	5.000%	5/15/2036	500	564
University of California College & University Revenue	5.000%	11/15/2036	935	1,055
University of California College & University Revenue	5.000%	11/15/2036	520	587
University of California College & University Revenue	4.000%	5/15/2037	260	263
University of California College & University Revenue	5.000%	5/15/2037	225	228
University of California College & University Revenue	5.000%	5/15/2037	145	149
University of California College & University Revenue	5.000%	5/15/2037	130	140
University of California College & University Revenue	5.000%	5/15/2037	100	109
University of California College & University Revenue	5.000%	5/15/2037	1,655	1,799
University of California College & University Revenue	5.000%	5/15/2037	1,350	1,480
University of California College & University Revenue	5.000%	5/15/2037	1,840	2,018
University of California College & University Revenue	5.000%	5/15/2037	710	786
University of California College & University Revenue	5.000%	5/15/2037	1,425	1,578
University of California College & University Revenue	5.000%	5/15/2037	480	531
University of California College & University Revenue	5.250%	5/15/2037	500	564
University of California College & University Revenue	5.250%	5/15/2037	1,000	1,148
University of California College & University Revenue	5.250%	5/15/2037	1,000	1,148
University of California College & University Revenue	5.000%	11/15/2037	1,580	1,757
University of California College & University Revenue	5.000%	11/15/2037	650	723
University of California College & University Revenue	5.000%	5/15/2038	175	180
University of California College & University Revenue	5.000%	5/15/2038	1,900	2,000
University of California College & University Revenue	5.000%	5/15/2038	410	439
University of California College & University Revenue	5.000%	5/15/2038	1,605	1,733
University of California College & University Revenue	5.000%	5/15/2038	670	728
University of California College & University Revenue	5.000%	5/15/2038	2,500	2,718
University of California College & University Revenue	5.000%	5/15/2038	1,875	2,056
University of California College & University Revenue	5.000%	5/15/2038	1,010	1,108
University of California College & University Revenue	5.000%	5/15/2038	985	1,080
University of California College & University Revenue	5.000%	5/15/2038	400	439
University of California College & University Revenue	5.250%	5/15/2038	3,750	4,287
University of California College & University Revenue	5.000%	11/15/2038	1,505	1,656
University of California College & University Revenue	5.000%	11/15/2038	1,000	1,100
University of California College & University Revenue	5.000%	5/15/2039	150	157
University of California College & University Revenue	5.000%	5/15/2039	1,355	1,453
University of California College & University Revenue	5.000%	5/15/2039	600	648
University of California College & University Revenue	5.000%	5/15/2039	1,810	1,953
University of California College & University Revenue	5.000%	5/15/2039	50	54
University of California College & University Revenue	5.000%	5/15/2039	2,160	2,350
University of California College & University Revenue	5.000%	5/15/2039	840	914
University of California College & University Revenue	5.250%	5/15/2039	660	731

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.250%	5/15/2039	2,475	2,822
University of California College & University Revenue	5.000%	11/15/2039	2,615	2,902
University of California College & University Revenue	5.250%	11/15/2039	3,105	3,455
University of California College & University Revenue	4.000%	5/15/2040	1,015	996
University of California College & University Revenue	5.000%	5/15/2040	1,435	1,538
University of California College & University Revenue	5.000%	5/15/2040	750	804
University of California College & University Revenue	5.000%	5/15/2040	875	944
University of California College & University Revenue	5.000%	5/15/2040	1,235	1,333
University of California College & University Revenue	5.000%	5/15/2040	2,220	2,396
University of California College & University Revenue	5.000%	5/15/2040	4,620	5,004
University of California College & University Revenue	5.250%	5/15/2040	2,000	2,198
University of California College & University Revenue	5.250%	5/15/2040	3,600	4,077
University of California College & University Revenue	5.250%	5/15/2040	2,750	3,114
University of California College & University Revenue	5.500%	5/15/2040	615	674
University of California College & University Revenue	5.500%	5/15/2040	5,920	6,663
University of California College & University Revenue	5.000%	11/15/2040	2,485	2,699
University of California College & University Revenue	5.000%	11/15/2040	1,500	1,629
University of California College & University Revenue	5.000%	5/15/2041	280	291
University of California College & University Revenue	5.000%	5/15/2041	790	837
University of California College & University Revenue	5.000%	5/15/2041	1,375	1,456
University of California College & University Revenue	5.000%	5/15/2041	260	275
University of California College & University Revenue	5.000%	5/15/2041	225	240
University of California College & University Revenue	5.000%	5/15/2041	1,065	1,134
University of California College & University Revenue	5.000%	11/15/2041	2,590	2,775
University of California College & University Revenue	5.250%	11/15/2041	2,370	2,600
University of California College & University Revenue	5.000%	5/15/2042	185	192
University of California College & University Revenue	5.000%	5/15/2042	150	151
University of California College & University Revenue	5.000%	5/15/2042	1,020	1,077
University of California College & University Revenue	5.000%	5/15/2042	635	672
University of California College & University Revenue	5.000%	5/15/2042	570	603
University of California College & University Revenue	5.000%	5/15/2042	500	532
University of California College & University Revenue	5.250%	5/15/2042	740	750
University of California College & University Revenue	5.000%	11/15/2042	2,065	2,209
University of California College & University Revenue	5.000%	11/15/2042	1,240	1,327
University of California College & University Revenue	5.000%	5/15/2043	3,060	3,124
University of California College & University Revenue	5.000%	5/15/2043	1,090	1,129
University of California College & University Revenue	5.000%	5/15/2043	1,405	1,480
University of California College & University Revenue	5.000%	5/15/2043	1,385	1,462
University of California College & University Revenue	5.000%	5/15/2043	600	633
University of California College & University Revenue	5.000%	5/15/2043	260	276
University of California College & University Revenue	5.500%	5/15/2043	2,750	3,063
University of California College & University Revenue	5.000%	11/15/2043	1,170	1,249
University of California College & University Revenue	5.000%	5/15/2044	450	474
University of California College & University Revenue	5.000%	5/15/2044	420	442
University of California College & University Revenue	5.000%	11/15/2044	1,025	1,091
University of California College & University Revenue	5.000%	11/15/2044	1,645	1,750
University of California College & University Revenue	4.000%	5/15/2045	205	191
University of California College & University Revenue	5.000%	5/15/2045	115	121
University of California College & University Revenue	5.000%	5/15/2045	505	533
University of California College & University Revenue	5.000%	11/15/2045	355	376
University of California College & University Revenue	5.000%	11/15/2045	970	1,029
University of California College & University Revenue	4.000%	5/15/2046	625	599
University of California College & University Revenue	5.000%	5/15/2046	1,050	1,104
University of California College & University Revenue	4.000%	5/15/2047	2,945	2,807
University of California College & University Revenue	5.000%	5/15/2047	65	65
University of California College & University Revenue	5.250%	5/15/2047	160	161
University of California College & University Revenue	4.000%	5/15/2048	880	826
University of California College & University Revenue	5.000%	5/15/2048	2,870	2,914
University of California College & University Revenue	5.000%	5/15/2049	75	77
University of California College & University Revenue	2.500%	5/15/2050	3,925	2,555
University of California College & University Revenue	4.000%	5/15/2050	1,890	1,782
University of California College & University Revenue	4.000%	5/15/2051	1,880	1,746
University of California College & University Revenue	5.000%	5/15/2052	5,170	5,343
University of California College & University Revenue	5.000%	5/15/2053	5,885	6,123
University of California College & University Revenue	5.000%	5/15/2054	1,775	1,838
University of California College & University Revenue	4.000%	5/15/2055	690	639
University of California College & University Revenue	5.250%	5/15/2055	1,675	1,772
University of California College & University Revenue	5.250%	5/15/2058	1,500	1,525
University of California College & University Revenue (Limited Project)	5.000%	5/15/2027	65	66
University of California College & University Revenue (Limited Project)	5.000%	5/15/2028	170	177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2029	40	41
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2030	1,145	1,164
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2031	440	456
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2031	345	350
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	310	315
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	80	87
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	570	578
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	65	67
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	280	284
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	205	221
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	330	340
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	345	349
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	280	302
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	30	31
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	465	471
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	170	175
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2037	160	162
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	250	257
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2038	85	86
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	200	205
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2039	430	430
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2039	145	148
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2040	345	340
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	125	122
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	5,555	5,609
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2043	365	372
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	455	420
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	2,480	2,568
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	420	390
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	995	1,002
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2048	1,995	1,858
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2048	1,060	1,076
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	1,535	1,095
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2051	900	833
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2052	250	251
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	2,275	2,303
	University of California College & University Revenue (Limited Project)	5.500%	5/15/2058	50	51
	University of California College & University Revenue VRDO	2.250%	9/1/2026	17,730	17,730
	University of California College & University Revenue VRDO	2.350%	9/1/2026	2,155	2,155
	University of California College & University Revenue VRDO	2.350%	9/1/2026	6,720	6,720
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.250%	9/1/2026	6,000	6,000
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.250%	9/1/2026	645	645
	Upland Unified School District GO	0.000%	8/1/2050	1,295	439
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	875	822
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2050	225	205
[1]	Val Verde Unified School District GO	3.000%	8/1/2047	210	160
	Ventura County Community College District GO	3.125%	8/1/2031	320	319
	Ventura Unified School District GO	4.000%	8/1/2048	1,045	964
	Ventura Unified School District GO	4.250%	8/1/2051	1,075	1,019
	Ventura Unified School District GO	5.250%	8/1/2055	500	529
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	330	334
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	505	515
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	680	699
	Victor Valley Community College District GO	4.000%	8/1/2044	35	32
[4]	Vista Unified School District GO	4.250%	8/1/2044	115	112
	Vista Unified School District GO	4.000%	8/1/2048	1,000	916
[4]	Vista Unified School District GO	5.250%	8/1/2048	1,215	1,266
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2027	75	73
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,300	1,066
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2045	565	438
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2049	975	1,008
	West Contra Costa Unified School District GO	4.000%	8/1/2054	350	305
	West Contra Costa Unified School District GO	4.000%	8/1/2054	275	240
[4]	West Contra Costa Unified School District GO	4.000%	8/1/2054	175	156
	West Contra Costa Unified School District GO	4.000%	8/1/2054	325	284
	West Contra Costa Unified School District GO	4.000%	8/1/2054	385	336
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2054	195	199
	West Valley-Mission Community College District GO	5.000%	8/1/2032	180	183
	West Valley-Mission Community College District GO	4.000%	8/1/2034	835	840
	West Valley-Mission Community College District GO	4.000%	8/1/2040	900	900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Valley-Mission Community College District GO	4.000%	8/1/2044	1,645	1,624
	West Valley-Mission Community College District GO	5.000%	8/1/2046	1,000	1,075
	West Valley-Mission Community College District GO	5.000%	8/1/2047	1,500	1,603
	West Valley-Mission Community College District GO	4.000%	8/1/2050	1,000	945
	West Valley-Mission Community College District GO	5.000%	8/1/2050	1,640	1,722
[2,4]	Westminster School District GO, 5.550% coupon rate effective 8/1/2034	0.000%	8/1/2048	1,025	741
	Westside Union School District GO	0.000%	8/1/2045	260	108
	Westside Union School District GO	0.000%	8/1/2050	100	33
[1]	William S Hart Union High School District GO	0.000%	9/1/2026	270	270
	William S Hart Union High School District GO	0.000%	8/1/2033	160	126
[1]	William S Hart Union High School District GO	0.000%	8/1/2034	175	133
	William S Hart Union High School District GO	3.500%	8/1/2038	630	596
Total Tax-Exempt Municipal Bonds (Cost $3,429,119)					3,383,112
Total Investments (101.9%) (Cost $3,429,119)					3,383,112
Other Assets and Liabilities—Net (-1.9%)					(62,879)
Net Assets (100%)					3,320,233
Cost is in $000.

1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Security value determined using significant unobservable inputs.
10
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $9,865, representing 0.3% of net assets.

COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,382,702	410	3,383,112